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The right choice for the long term(sm)

THE BOND FUND OF AMERICA

Semi-annual report for the six months ended June 30, 2002

[color photograph of a young girl looking through the catalog cards in a library]

The Bond Fund of America(sm)


The Bond Fund of America is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.


RESULTS AT A GLANCE
(assuming distributions reinvested or interest compounded for periods ended June 30, 2002)

                                     TOTAL RETURNS                    AVERAGE ANNUAL
                                                                     COMPOUND RETURNS
                                     6 MONTHS       12 MONTHS        5 YEARS          10 YEARS         LIFETIME
                                                                                                       (SINCE
                                                                                                       INCEPTION
                                                                                                       ON
                                                                                                       MAY 28,
                                                                                                       1974)

THE BOND FUND OF AMERICA             +0.4%          +3.3%            +5.2%            +5.9%            +9.5%

LEHMAN BROTHERS                      +3.8           +8.6             +7.6             +7.4             +9.3
AGGREGATE BOND INDEX/1/

LIPPER CORPORATE A-RATED             +2.5           +6.6             +6.2             +6.9             +9.0
BOND FUNDS AVERAGE/2/


/1/The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used. The indexes serve as proxies for the broad U.S. investment-grade bond market and are unmanaged.

/2/Source: Lipper. Lipper averages do not include the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2002:


CLASS A SHARES                          1 YEAR    5 YEARS   10 YEARS

reflecting 3.75% maximum sales charge   -0.62%    +4.42%    +6.46%

The fund's 30-day yield for Class A shares as of July 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 6.78%.

Results for other share classes can be found on the inside back cover. Please see the back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. High-yield bonds are subject to greater default risk than investment-grade bonds. Investing outside the United States is subject to additional risks, such as currency fluctuations and differing securities regulations, which are detailed in the fund's prospectus.



FELLOW SHAREHOLDERS:

Amid the steep stock market declines and renewed uncertainty about the pace of economic recovery during the first six months of 2002, the bond market offered a valuable shelter. Within the fixed-income universe, however, results varied strikingly from issue to issue and sector to sector. In some cases, these differences reflected circumstances unique to a particular issuer; in others, credit quality and industry had a large impact.

SOME PERSPECTIVE ON THE BOND MARKET

In general, the highest quality bonds produced the highest returns for the period. Treasury and federal agency securities benefited from declining interest rates and recorded a total return of almost 4%, while federally insured or guaranteed mortgage pass-throughs gained 4.5%.* At the end of June, 17% of The Bond Fund of America's portfolio was in Treasury and federal agency obligations, and 35% was rated double-A or better.

[Begin Footnote]
*Bond returns are based on the unmanaged Salomon Smith Barney indexes and include reinvestment of interest.
[End Footnote]

At the other end of the credit spectrum, high-yield bonds were buffeted by weaker corporate earnings, diminishing access to capital, rapidly eroding credit ratings and rising defaults. That cycle of bad news dragged down the total return of these bonds, which lost almost 7%. At the end of June, nearly 20% of the fund's portfolio was rated BB or below. During the same six months, stocks fared less well, with Standard & Poor's 500 Stock Composite Index declining by 13% and the Nasdaq Composite Index falling 25%.

[Begin Sidebar]
THE BENEFITS OF DIVERSIFICATION

Bonds and The Bond Fund of America have provided a cushion since stock prices peaked in March 2000.
[begin bar chart]
THE BOND FUND
OF AMERICA
+12.6

Stocks
-33.1%
[end chart]

Source for stocks: Standard & Poor's 500 Stock Composite Index. Returns are from March 24, 2000, to June 30, 2002, and include reinvestment of dividends. [End Sidebar]

Recent broad bond market measures obscure a much greater than normal divergence among industries and issuers, both in the investment-grade and the high-yield universes. Within the 2% overall gain among investment-grade corporate bonds, for example, returns for the first half of the year ranged from almost 5% for health care companies to -15% for telecommunications firms. Much of the telecom industry was affected by the combination of growing excess capacity and the impact of weak economic growth that led to a number of credit downgrades and, in some cases, filings for Chapter 11.

The bond market, like the stock market, was hurt by disclosures of accounting irregularities in several companies. These disclosures not only affected the bond prices of the issuers in question, but raised broader concerns about the integrity of financial statements, producing a ripple effect that was felt in both the investment-grade and high-yield markets.

[Begin Sidebar]
The current stock gyrations are a reminder of the stabilizing effect of steady income from bonds.
[End Sidebar]

IMPACT ON THE FUND

Within this environment, The Bond Fund of America's results were disappointing relative to most of the funds in its category. The fund has 65% of its assets rated single-A or better, which puts it in Lipper's A-rated corporate bond fund category. In contrast, some funds in this group invest nearly all of their assets in A or better bonds, to their benefit over the past six months.

The Bond Fund of America's diversity has been rewarding over the long term. At times however, it puts the fund out of step with its peer group. The prolonged slump in high-yield bonds over the past few years has been a drag on results. More recently, the situation this year has been aggravated by significant declines in some sectors of the investment-grade corporate market. Not only have telecommunications companies been under unusual pressures, but media, cable and some parts of the energy business have also shown exceptional weakness. The fund has exposure to each of these industries.

A POSITIVE RETURN

Within this environment, the fund's net asset value declined by about 3%. With a 3.4% (6.8% annualized) income return, the total return for the six-month period was a small gain of 0.4%. Over the 12-month period, The Bond Fund of America's total return was 3.3%.

The Lehman Brothers Aggregate Bond Index gained 3.8% for the six months and the 191 corporate A-rated bond funds tracked by Lipper rose an average of 2.5%. The Bond Fund of America also trailed both benchmarks for the one-, five- and ten-year periods, although it slightly outpaced them over its lifetime.

A FOCUS ON FUNDAMENTALS

Looking forward, these are challenging times for the fund, but we are optimistic. While this recent period has been uncomfortable, we continue to have conviction about the long-term viability of the companies in our portfolio. The recent setbacks among certain sectors of the bond market have also created unprecedented opportunities that should be well-served by our long-term view and our intensive fundamental research. Moreover, the current stock gyrations are a reminder of the stabilizing effect of steady income from bonds.

We appreciate your support during these difficult times.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

August 15, 2002


[pie chart]
Corporate Bonds                                                    51.5
Federal Agency Mortgage Pass-Through Securities                     8.4
Asset-Backed Securities                                             8.7
Cash & Equivalents                                                  9.5
U.S. Treasury Notes & Bonds                                           7
Commercial Mortgage-Backed Securities                               5.2
Governments & Governmental Bodies (Excluding U.S.)                  6.3
Other Mortgage-Backed Securities                                    1.6
Federal Agency Notes & Bonds                                        1.4
Equity-Related Securities                                           0.4
[end chart]

Bond Fund of America, Inc.
Investment portfolio, June 30, 2002
                                                                                                         unaudited

                                                                                           Principal        Market
                                                                                             amount
                                                                                               (000)         value
Bonds, notes & preferred stocks                                                            or shares         (000)

BANKS & THRIFTS  -  6.17%
HSBC Capital Funding LP: (1)
 8.03% noncumulative preferred (undated)                                                 Euro 20,000        $21,949
 Series 1, 9.547% noncumulative step-up                                                       $26,000        30,638
perpetual preferred (undated) (2)
 Series 2, 10.176% noncumulative step-up                                                       32,000        40,865
perpetual preferred (undated) (2)
Midland Bank 2.188% Eurodollar Note (undated) (1)                                              15,000        11,622
SocGen Real Estate Co. LLC, Series A, 7.64%                                                    65,000        69,394
(undated) (1)  (2)
Societe Generale 7.85% (undated) (1)  (2)                                                      11,105        11,625
Fuji JGB Investment LLC, Series A, 9.87%                                                       62,075        53,866
noncumulative preferred (undated) (1)  (2)
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                                 23,930        19,716
noncumulative preferred (undated) (1)  (2)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative                                           21,500        23,439
preferred (undated) (1)  (2)
BNP Paribas Capital Trust 9.003% noncumulative                                                 17,000        19,875
trust preferred (undated) (2)
Banque Nationale de Paris 2.505% (undated) (1)                                                 12,500        12,338
Royal Bank of Scotland:
 8.375% 2007                                                                            Pounds 4,900          8,291
 7.648% (undated) (1)                                                                         $24,000        24,997
National Westminster Bank PLC: (1)
 6.625% (undated)                                                                        Euros 4,700          4,877
 7.75% (undated)                                                                              $16,000        17,431
Washington Mutual, Inc. 5.625% 2007                                                            21,000        21,270
Washington Mutual Finance 8.25% 2005                                                           12,000        13,257
Washington Mutual Bank, FA 6.875% 2011                                                         10,000        10,508
Bank of Scotland 7.00% (undated) (1)  (2)                                                      30,000        31,318
Halifax Building Society 8.75% 2006                                                     Pounds 3,000          5,067
HBOS Capital Funding LP, Series A, 6.461%                                                       3,000         4,646
non-cumulative preferred (undated) (1)
NB Capital Corp. 8.35% exchangeable depositary shares                               1,200,000 shares         31,980
National Bank of Canada 2.188% (undated) (1)                                                  $5,000          3,540
Development Bank of Singapore Ltd.: (2)
 7.875% 2009                                                                                   10,000        11,064
 7.125% 2011                                                                                    6,100         6,458
DBS Capital Funding Corp. 7.657% noncumulative                                                 11,250        11,729
 preferred (undated) (1)  (2)
Standard Chartered Bank:
 8.00% 2031 (2)                                                                                 1,000         1,026
 2.25% Eurodollar Note (undated) (1)                                                           15,000         9,368
 2.345% (undated) (1)                                                                           5,000         3,189
Standard Chartered Capital Trust I 8.16% (undated) (1)                                  Euros 12,985         13,170
Tokai Preferred Capital Co. LLC, Series A, 9.98%                                              $26,500        22,466
noncumulative preferred (undated) (1)  (2)
AB Spintab:
 6.00% 2009                                                                               SKr 23,000          2,550
 6.80% (undated) (1)  (2)                                                                      $6,500         6,569
 7.50% (undated) (1)  (2)                                                                      11,000        11,778
Canadian Imperial Bank of Commerce 2.188%                                                      25,000        19,483
Eurodollar Note 2085 (1)
Abbey National PLC: (1)
 6.70% (undated)                                                                                7,500         7,699
 7.35% (undated)                                                                                9,500        10,065
Skandinaviska Enskilda Banken AB 7.50% (undated) (1)                                           12,500        12,769
GS Escrow Corp. 7.125% 2005                                                                    12,000        12,706
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                              12,000        12,094
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026                                          10,200        11,698
Allied Irish Banks, PLC 7.50% perpetual reserve                                          Euros 5,530          5,873
capital instruments (undated) (1)
Allied Irish Banks Ltd. 2.438% (undated) (1)                                                   $7,000         5,731
Chevy Chase Preferred Capital Corp., Series A, 10.375%                                187,900 shares         10,776
BCI U.S. Funding Trust I 8.01% noncumulative                                                  $10,000        10,734
preferred (undated) (1)  (2)
Regional Diversified Funding Ltd. 9.25% 2030 (2)                                                9,934        10,373
Riggs National Corp.:
 Series A, 8.625% 2026                                                                          4,400         3,784
 Series C, 8.875% 2027                                                                          7,500         6,450
BankUnited Capital Trust, BankUnited                                                           10,000        10,000
Financial Corp. 10.25% 2026
Allfirst Preferred Capital Trust 3.48% 2029 (1)                                                10,000         9,487
Bank of Nova Scotia 2.188% Eurodollar Note (undated) (1)                                       10,000         7,647
UniCredito Italiano SpA, Series B,  8.048% (undated) (1)                                 Euros 7,000          7,647
BANK ONE, Texas, NA 6.25% 2008                                                                 $7,250         7,605
Lloyds Bank, Series2, 2.063% (undated) (1)                                                      8,000         6,714
UBS Preferred Funding Trust I 8.622%  (undated)                                                 5,500         6,313
Barclays Bank PLC 7.375% (undated) (1)  (2)                                                     5,375         5,787
Bay View Capital 9.125% 2007                                                                    5,500         5,376
J.P. Morgan Chase & Co. 5.35% 2007                                                              4,525         4,568
Bergen Bank 2.188% (undated) (1)                                                                5,000         3,917
Christiana Bank Og Kreditkasse 2.313% (undated) (1)                                             4,000         3,238
Banco General SA 7.70% 2002 (2)                                                                   500           501
                                                                                                            810,911

DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.11%
Sprint Capital Corp.:
 5.70% 2003                                                                                     3,500         3,232
 5.875% 2004                                                                                   11,250         9,759
 7.90% 2005 (2)                                                                                42,500        36,550
 7.125% 2006                                                                                   15,560        13,679
 6.00% 2007                                                                                     4,940         4,148
 6.125% 2008                                                                                    3,425         2,748
 7.625% 2011                                                                                   69,705        58,360
 8.375% 2012 (2)                                                                               57,750        47,349
 6.90% 2019                                                                                     7,000         4,674
 8.75% 2032 (2)                                                                                27,485        21,162
AT&T Corp.: (2)
 6.50% 2006                                                                                     2,000         1,750
 7.30% 2011                                                                                    98,730        81,305
 8.00% 2031                                                                                    18,000        13,088
TCI Communications, Inc. 8.00% 2005                                                            10,000         9,889
Qwest Capital Funding, Inc.:
 5.875% 2004                                                                                    4,900         3,185
 7.75% 2006                                                                                    42,440        25,888
 7.00% 2009                                                                                     9,154         5,080
 7.90% 2010                                                                                    48,000        26,640
 7.25% 2011                                                                                    17,480         9,614
 7.625% 2021                                                                                   17,915         9,226
Qwest Corp.:
 7.625% 2003                                                                                    5,000         4,601
 8.875% 2012 (2)                                                                                5,025         4,472
US WEST Capital Funding, Inc. 6.25% 2005                                                        7,000         4,620
Bell Atlantic Financial Services, Inc.                                                         50,500        50,752
 4.25% convertible debentures 2005 (2)
Verizon Global Funding Corp.:
 6.125% 2007                                                                                    9,750         9,693
 7.25% 2010                                                                                    14,500        14,450
British Telecommunications PLC:(1)
 8.375% 2010                                                                                   36,500        39,288
 7.125% 2011                                                                             Euros 1,500          1,554
 8.875% 2030                                                                                  $29,500        31,731
Voicestream Wireless Corp.:
 10.375% 2009                                                                                  48,730        46,261
 0%/11.875% 2009 (3)                                                                           11,035         7,721
Deutsche Telecom International Finance BV:
 8.00% 2010                                                                                     6,750         6,721
 8.125% 2012                                                                             Euros 3,410          3,316
 9.25% 2032                                                                                    $6,000         6,066
Koninklijke KPN NV:
 4.75% 2008                                                                              Euros 1,000            868
 8.00% 2010                                                                                   $20,875        21,053
 8.375% 2030                                                                                    6,450         6,272
Comcast UK Cable Partners Ltd. 11.20% 2007                                                     25,790        23,211
NTL Inc. 12.75% 2005  (4)                                                                      11,000         2,915
Telewest Communications PLC:
 11.25% 2008                                                                                    6,550         2,653
 9.875% 2010                                                                                   32,175        12,709
 0%/11.375% 2010 (3)                                                                           12,500         3,500
TeleWest PLC:
 9.625% 2006                                                                                    5,100         1,989
 11.00% 2007                                                                                   12,700         5,143
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                           23,200        23,388
Hellenic Exchangeable Finance SCA 2.00%                                                 Euros 22,000         22,940
exchangeable bonds 2005
TELUS Corp.:
 7.50% 2007                                                                                   $15,250        13,735
 8.00% 2011                                                                                     5,650         4,743
Orange PLC 8.75% 2006                                                                           8,000         7,608
France Telecom 7.70% 2006 (1)                                                                   6,050         5,819
CenturyTel, Inc., Series H, 8.375% 2010                                                        12,000        12,494
Singapore Telecommunications Ltd. 7.375% 2031 (2)                                              10,000         9,773
COLT Telecom Group PLC:
 12.00% 2006                                                                                    5,250         3,019
 8.875% 2007                                                                                  DM 800            195
VersaTel Telecom International NV 4.00%                                                  Euros 33,25            724
convertible notes 2005
NEXTLINK Communications, Inc.:
 12.50% 2006 (4)                                                                               $3,000            60
 0%/12.125% 2009 (3)                                                                            3,975            79
GT Group Telecom Inc., units, 0%/13.25%                                                        $2,753            15
 2010 (3)   (7)(8)
XO Communications, Inc. 14.00% preferred 2009 (5)  (6)                                     24 shares             -
                                                                                                            803,477

MEDIA  -  5.29%
Charter Communications Holdings, LLC:
 10.00% 2009                                                                                    4,000         2,700
 10.75% 2009                                                                                    6,000         4,245
 10.25% 2010                                                                                      750           506
 0%/11.75% 2010 (3)                                                                            15,800         7,110
 0%/9.92% 2011 (3)                                                                             23,750        11,519
 11.125% 2011                                                                                  12,763         8,870
 0%/11.75% 2011 (3)                                                                            74,725        26,527
 0%/13.50% 2011 (3)                                                                            47,000        17,860
Charter Communications Holdings, LLC, Charter                                                  27,350         8,889
Communications Holdings Capital Corp. 0%/12.75%
 2012 (2)  (3)
Avalon Cable Holdings LLC 0%/11.875% 2008 (3)                                                   5,625         3,966
Liberty Media Corp.:
 7.75% 2009                                                                                     8,250         8,052
 7.875% 2009                                                                                   38,880        38,205
 8.25% 2030                                                                                    38,250        34,158
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                    16,050        15,773
 6.625% 2008                                                                                    5,375         5,099
 7.65% 2010                                                                                    10,000         9,818
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                                           8,625         8,625
 8.00% 2008                                                                                    10,000         9,700
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                                           2,250         2,160
 Series B, 8.75% 2007                                                                          20,750        18,675
 10.00% 2011                                                                                   25,000        22,500
Emmis Communications Corp. 0%/12.50% 2011 (3)                                                  59,272        42,972
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                                   19,250        19,635
 0%/9.75% 2007 (3)                                                                             21,325        21,592
Fox Family Worldwide, Inc.:
 9.25% 2007                                                                                     3,495         3,635
 10.25% 2007                                                                                   25,687        26,971
Viacom Inc.:
 6.40% 2006                                                                                     5,000         5,218
 5.625% 2007                                                                                    6,600         6,757
 7.70% 2010                                                                                     8,000         8,661
 6.625% 2011                                                                                    8,000         8,212
Antenna TV SA:
 9.00% 2007                                                                                     9,750         8,580
 9.75% 2008                                                                             Euros 16,000         13,635
Univision Communications Inc. 7.85% 2011                                                      $21,325        22,204
Adelphia Communications Corp.: (4)
 10.50% 2004                                                                                    2,000           760
 10.25% 2006                                                                                   12,725         4,963
 8.375% 2008                                                                                    5,000         1,900
 Series B, 13.00% preferred 2009 (5)                                                  112,950 shares            141
 10.875% 2010                                                                                  $1,250           487
 10.25% 2011                                                                                   23,200         9,280
Century Communications, Inc.: (4)
 0% 2003                                                                                        9,000         3,330
 8.75% 2007                                                                                     2,200           704
FrontierVision 11.00% 2006 (4)                                                                    700           584
Sinclair Broadcast Group, Inc.:
 8.75% 2007                                                                                     1,000         1,011
 8.75% 2011                                                                                    13,000        13,065
Sinclair Capital 11.625% preferred 2009                                                47,500 shares          5,037
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                 $18,425        17,780
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                         16,360        17,096
News America Holdings Inc.:
 6.625% 2008                                                                                   12,900        12,902
 8.625% 2014                                                                                 A$5,150          2,881
Penton Media, Inc.:
 11.875% 2007 (2)                                                                              $5,600         4,844
 10.375% 2011                                                                                  16,425        10,101
CSC Holdings, Inc.:
 8.125% 2009                                                                                    9,250         7,432
 Series B, 8.125% 2009                                                                          5,000         4,018
Cablevision Industries Corp. 9.875% 2013                                                        2,000         1,490
Cumulus Media Inc. 13.75% preferred 2009  (5)  (6)                                     11,021 shares         12,233
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                        $10,100        10,049
 Series D, 9.625% 2008                                                                            875           871
Key3Media Group, Inc. 11.25% 2011                                                              22,269        10,021
Hollinger Participation Trust 12.125% 2010 (2)  (6)                                            10,175         9,819
Cox Radio, Inc.:
 6.375% 2005                                                                                    8,000         7,843
 6.625% 2006                                                                                    1,965         1,884
AMC Entertainment Inc. 9.50% 2009                                                               8,250         8,167
Gannett Co., Inc. 4.95% 2005                                                                    8,000         8,162
Regal Cinemas, Inc. 9.375% 2012 (2)                                                             7,250         7,467
Lenfest Communications, Inc. 7.625% 2008                                                        6,750         6,571
Sun Media Corp.:
 9.50% 2007                                                                                     6,139         6,384
Hearst-Argyle Television, Inc. 7.00% 2018                                                       6,050         5,532
British Sky Broadcasting Group PLC 8.20% 2009                                                   5,500         5,415
Gray Communications Systems, Inc. 9.25% 2011 (2)                                                4,000         4,100
Radio One, Inc., Series B, 8.875% 2011                                                          4,000         4,050
EchoStar DBS Corp. 9.125% 2009 (2)                                                              4,000         3,680
Big City Radio, Inc. 11.25% 2005                                                                5,425         3,580
RBS Participacoes SA 11.00% 2007 (2)                                                            7,250         3,281
Multicanal Participacoes SA, Series B, 12.625% 2004                                             6,875         3,111
Globo Comunicacoes e Participacoes SA 10.50% 2006 (2)                                           2,680           971
                                                                                                            696,026

WIRELESS TELECOMMUNICATION SERVICES  -  5.06%
AT&T Wireless Services, Inc.:
 6.875% 2005                                                                                      750           668
 7.35% 2006                                                                                     5,000         4,162
 7.50% 2007                                                                                    10,695         9,202
 7.875% 2011                                                                                   24,855        20,195
 8.125% 2012                                                                                   71,000        57,887
 8.75% 2031                                                                                     8,275         6,388
TeleCorp PCS, Inc. 0%/11.625% 2009 (3)                                                         16,352        12,755
Tritel PCS, Inc.:
 0%/12.75% 2009 (3)                                                                             2,000         1,600
 10.375% 2011                                                                                   8,144         7,492
Verizon Wireless Capital LLC 5.375% 2006 (2)                                                  101,440        94,638
Nextel Communications, Inc.:
 0%/9.75% 2007 (3)                                                                             54,100        27,050
 0%/10.65% 2007 (3)                                                                               500           272
 0%/9.95% 2008 (3)                                                                             72,425        34,764
 12.00% 2008                                                                                   13,350         7,342
 Series D, 13.00% exchangeable preferred 2009 (5)  (6)                                 26,326 shares          7,635
 5.25% convertible senior notes 2010                                                          $13,750         5,637
 Series E, 11.125% exchangeable preferred,                                             21,493 shares          4,943
redeemable 2010  (5)  (6)
Crown Castle International Corp.:
 0%/10.625% 2007 (3)                                                                          $18,850        12,441
 12.75% senior exchangeable preferred 2010 (5)  (6)                                    41,944 shares         20,972
 0%/10.375% 2011 (3)                                                                           $2,385         1,073
 10.75% 2011                                                                                   28,500        18,810
 0%/11.25% 2011 (3)                                                                             8,500         3,825
American Tower Corp.:
 9.375% 2009                                                                                   62,400        35,568
 5.00% convertible debentures 2010                                                             17,000         8,160
Vodafone Group PLC:
 7.625% 2005                                                                                   10,000        10,645
 7.75% 2010                                                                                    22,875        24,322
Dobson/Sygnet Communications Co.:
 12.25% 2008                                                                                    6,000         3,480
 12.25% senior exchangeable preferred,                                                 28,419 shares         11,368
 redeemable 2008 (5)  (6)
 13.00% senior exchangeable preferred                                                         10,561          4,224
 2009  (5)  (6)
Dobson Communications Corp.:
 12.25% senior exchangeable preferred,                                                         12,684         5,074
 redeemable 2008 (5)  (6)
 10.875% 2010                                                                                  $6,500         4,030
American Cellular Corp. 9.50% 2009                                                             38,800         6,208
SpectraSite Holdings, Inc., Series B:
 0%/12.00% 2008 (3)                                                                            13,250         4,704
 0%/11.25% 2009 (3)                                                                            16,750         4,690
 10.75% 2010                                                                                    9,250         4,255
 12.50% 2010                                                                                   26,250        12,731
 0%/12.875% 2010 (3)                                                                           22,100         5,746
Nextel Partners, Inc.:
 12.50% 2009                                                                                   12,400         5,580
 0%/14.00% 2009 (3)                                                                            41,314        14,047
 11.00% 2010                                                                                   23,216         9,751
SBA Communications Corp.:
 0%/12.00% 2008 (3)                                                                            22,650        13,137
 10.25% 2009                                                                                   25,900        14,892
Cricket Communications, Inc.: (1)
 6.188% 2007                                                                                   16,535         6,945
 6.375% 2007                                                                                   16,225         6,814
 6.625% 2007                                                                                    6,850         2,877
Leap Wireless International, Inc.:
 12.50% 2010                                                                                   23,525         3,293
 Units, 0%/14.50% 2010 (3) (8)                                                                 34,962         2,097
Centennial Cellular Corp. 10.75% 2008                                                          41,250        20,006
AirGate PCS, Inc. 0%/13.50% 2009 (3)                                                           28,873         5,775
iPCS, Inc. 0%/14.00% 2010 (3)                                                                  23,425         3,279
CFW Communications Co., units, 13.00% 2010  (7)(8)                                             30,155         9,037
PTC International Finance BV 0%/10.75% 2007 (3)                                                 5,950         6,084
Cingular Wireless 6.50% 2011 (2)                                                                6,000         5,587
Cellco Finance NV:
 12.75% 2005                                                                                    6,000         5,115
 15.00% 2005                                                                                      500           406
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                                    7,900         2,251
 13.625% 2011                                                                                   8,700         2,653
Price Communications Wireless, Inc.,                                                            4,625         4,816
Series B, 9.125% 2006
Horizon PCS, Inc. 13.75% 2011 (2)                                                              10,500         4,410
Rogers Cantel Inc. 9.75% 2016                                                                   3,750         2,700
Triton PCS, Inc. 9.375% 2011                                                                    4,000         2,580
mmO2 6.375% 2007                                                                         Euros 2,500          2,080
Telesystem International Wireless Inc.                                                         $2,222         1,789
 14.00% 2003 (6)
Microcell Telecommunications Inc.,                                                             17,615         1,761
 Series B, 14.00% 2006
Teletrac, Inc. 9.00% 2004 (6) (7)                                                                 968           774
PageMart Wireless, Inc.:  (4) (7)
 15.00% 2005                                                                                   14,750             1
 0%/11.25% 2008 (3)                                                                            40,500             4
                                                                                                            665,497

INSURANCE  -  2.48%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)                                            78,500        85,433
Prudential Insurance Company of                                                                 4,000         4,205
 America 6.375% 2006 (2)
ReliaStar Financial Corp.:
 8.625% 2005                                                                                    5,000         5,436
 8.00% 2006                                                                                    23,250        25,950
ING Capital Funding Trust III 8.439%                                                           24,750        27,647
 noncumulative preferred (undated) (1)
Ing Verzekeringen NV 6.25% 2021 (1)                                                      Euros 8,300          8,377
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                          $26,500        26,929
Allstate Corp. 6.75% 2018                                                                      22,500        22,530
Allstate Financing II 7.83% 2045                                                                2,700         2,806
Monumental Global Funding Trust II: (2)
 Series 2001-A, 6.05% 2006                                                                     19,525        20,512
 Series 2002-A, 5.20% 2007                                                                     17,500        17,791
Transamerica Corp. 9.375% 2008                                                                  7,500         8,753
AEGON NV 6.125% 2031                                                                    Pounds 1,750          2,754
AIG SunAmerica Global Financing VII 5.85% 2008 (2)                                            $30,250        31,453
Equitable Life Assurance Society of the                                                        11,500        12,169
 United States 6.95% 2005 (2)
Lincoln National Corp. 7.00% 2018                                                               6,275         6,313
Conseco Financing Trust II, Capital                                                            34,600         6,228
 Trust (TRUPS), 8.70% 2026
AFLAC Inc. 6.50% 2009                                                                           5,875         6,018
Nationwide Life Insurance Company 5.35% 2007 (2)                                                4,250         4,345
                                                                                                            325,649


HOTELS, RESTAURANTS & LEISURE  -  2.31%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                    11,100         9,796
 6.75% 2008                                                                                     7,050         6,063
 8.75% 2011                                                                                    28,575        26,860
 7.50% 2027                                                                                     7,500         5,700
MGM Mirage, Inc. 8.50% 2010                                                                    23,100        23,818
Mirage Resorts, Inc.:
 6.625% 2005                                                                                    1,000           998
 6.75% 2008                                                                                     1,750         1,684
 7.25% 2017                                                                                    10,075         9,317
MGM Grand, Inc. 6.95% 2005                                                                      5,000         5,028
Six Flags, Inc.:
 9.50% 2009                                                                                     5,000         5,100
 8.875% 2010                                                                                   12,000        12,000
Premier Parks Inc.:
 9.75% 2007                                                                                     3,875         3,962
 0%/10.00% 2008 (3)                                                                             8,250         7,920
Boyd Gaming Corp.:
 9.25% 2003                                                                                    13,475        13,812
 9.50% 2007                                                                                     5,500         5,562
 9.25% 2009                                                                                     8,500         9,095
Ameristar Casinos, Inc. 10.75% 2009                                                            15,100        16,270
Buffets, Inc. 11.25% 2010 (2)                                                                  14,250        14,321
Silver Legacy Resort Casino 10.125% 2012 (2)                                                   12,025        12,326
International Game Technology:
 7.875% 2004                                                                                    8,500         8,755
 8.375% 2009                                                                                    2,000         2,105
Eldorado Resorts LLC 10.50% 2006                                                               10,000         9,800
KSL Recreation Group, Inc. 10.25% 2007                                                          8,100         8,181
Hollywood Casino Corp. 11.25% 2007                                                              7,500         8,138
Mandalay Resort Group 10.25% 2007                                                               7,000         7,473
YUM  Brands, Inc. 7.70% 2012                                                                    7,250         7,250
Station Casinos, Inc. 8.375% 2008                                                               7,000         7,158
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                                     6,153         6,030
Coast Hotels and Casinos, Inc. 9.50% 2009                                                       5,500         5,789
Perkins Family Restaurants, LP, Perkins                                                         5,793         5,779
 Finance Corp., Series B, 10.125% 2007
IT&T Corp. 6.75% 2005                                                                           1,000           983
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007 (2)                                                                                  250           248
 7.875% 2012 (2)                                                                                4,000         3,959
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                           5,000         5,138
Hyatt Equities, LLC 6.875% 2007 (2)                                                             5,000         5,022
Argosy Gaming Co.:
 10.75% 2009                                                                                    2,000         2,155
 9.00% 2011                                                                                     2,750         2,836
Sbarro, Inc. 11.00% 2009                                                                        4,015         3,995
Harrah's Operating Co., Inc. 7.125% 2007                                                        3,625         3,812
Sodexho Alliance Eurobond 5.875% 2009                                                    Euros 3,300          3,282
Jupiters Ltd. 8.50% 2006                                                                       $3,000         3,060
Carnival Corp. 6.15% 2008                                                                       2,000         2,013
Hilton Hotels Corp. 7.625% 2008                                                                 1,000         1,019
AMF Bowling Worldwide, Inc. 0% convertible                                                     11,084             1
 debentures 2018 (2) (4) (7)
                                                                                                            303,613

ELECTRIC UTILITIES  -  2.10%
Edison Mission Energy:
 10.00% 2008                                                                                    5,200         5,174
 7.73% 2009                                                                                    24,175        21,633
 9.875% 2011                                                                                   49,485        48,680
Mission Energy Holding Co. 13.50% 2008                                                         38,375        38,375
Homer City Funding LLC  8.734% 2026                                                            20,200        19,327
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                              8,000         7,932
Edison International 6.875% 2004                                                                3,375         3,130
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                                    17,000        17,373
 7.95% 2011                                                                                     6,750         6,911
 7.70% 2018                                                                                     8,500         7,492
 7.875% 2026                                                                                   15,000        12,860
 7.75% 2027                                                                                    15,545        13,116
 8.10% 2096                                                                                    12,000         9,897
Exelon Generation Co., LLC 6.95% 2011                                                          18,775        19,437
Exelon Corp. 6.75% 2011                                                                         6,200         6,473
Commonwealth Edison Co. 6.40% 2005                                                              1,079         1,123
Progress Energy, Inc.:
 5.85% 2008                                                                                     2,500         2,518
 7.10% 2011                                                                                     5,000         5,272
 6.85% 2012                                                                                     4,000         4,166
 7.00% 2031                                                                                     2,500         2,454
Oncor Electric Delivery Co. 6.375% 2012 (2)                                                     8,300         8,528
TXU Corp., Series J, 6.375% 2006                                                                1,000         1,029
Virginia Electric and Power Co., 2002 Series A, 5.375% 2007                                     8,875         8,994
Southern Power Co. 6.25% 2012 (2)                                                               2,500         2,507
American Electric Power Co., Inc., Series A, 6.125% 2006                                        1,705         1,734
                                                                                                            276,135

CONSUMER FINANCE  -  1.97%
Household Finance Corp.:
 5.75% 2007                                                                                     3,500         3,462
 7.875% 2007 (9)                                                                               32,000        34,433
 6.40% 2008                                                                                    20,000        20,095
 6.375% 2011                                                                                   56,400        53,953
 7.00% 2012                                                                                     6,000         5,966
Capital One Financial Corp.:
 7.25% 2006                                                                                    20,983        20,313
 8.75% 2007                                                                                    27,725        27,930
 7.125% 2008                                                                                    5,000         4,681
Capital One Bank:
 8.25% 2005                                                                                     6,500         6,725
 6.875% 2006                                                                                   27,733        27,797
 6.70% 2008                                                                                     4,000         3,911
Capital One Capital I 3.463% 2027 (1)  (2)                                                     10,000         7,045
MBNA Corp., Series B, 2.713% 2027 (1)                                                          32,800        24,134
Providian Financial Corp. 9.525% 2027 (2)                                                      16,750        10,301
Advanta Capital Trust I, Series B, 8.99% 2026                                                  12,500         8,000
                                                                                                            258,746


AUTOMOBILES  -  1.75%
Ford Motor Credit Co.:
 6.875% 2006                                                                                   10,000        10,213
 6.50% 2007                                                                                     7,000         7,027
 7.75% 2007                                                                                     6,850         7,214
 5.25% 2008                                                                                DM 18,000          8,527
 5.80% 2009                                                                                   $27,000        25,320
 7.25% 2011                                                                                    15,000        15,072
 7.375% 2011                                                                                    8,625         8,723
Ford Motor Co. Capital Trust II 6.50% cumulative                                                  393        22,095
 convertible trust preferred 2032
Ford Motor Co. 7.45% 2031                                                                       7,100         6,598
General Motors Acceptance Corp.:
 6.125% 2006                                                                                    7,000         7,122
 5.85% 2009                                                                                    15,000        14,422
 7.75% 2010                                                                                    14,750        15,607
 6.875% 2011                                                                                   20,350        20,171
 7.00% 2012                                                                                    24,500        24,532
 8.00% 2031                                                                                    20,750        21,277
General Motors Corp., Series B, 5.25%                                                         125,000         3,284
 convertible debentures 2032
DaimlerChrysler North America Holding Corp. 7.30% 2012                                         11,750        12,308
                                                                                                            229,512

INDUSTRIAL CONGLOMERATES  -  1.59%
CIT Group, Inc.:
 7.625% 2005                                                                                    4,500         4,415
 7.375% 2007                                                                                   18,000        18,118
 7.75% 2012                                                                                    50,610        50,468
Newcourt Credit Group Inc., Series B, 6.875% 2005                                              12,000        11,541
AT&T Capital Corp. 6.60% 2005                                                                  11,750        11,350
Tyco International Group SA:
 6.375% 2005                                                                                    4,500         3,668
 6.375% 2011                                                                                    5,000         3,825
Swire Pacific Capital Ltd. 8.84% cumulative                                         1,670,000 shares         41,333
 guaranteed perpetual capital securities (2)
Swire Pacific Offshore Financing Ltd. 9.33%                                                  230,000          5,865
 cumulative guaranteed perpetual preferred
 capital securities (2)
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                           $33,125        34,019
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                                         12,000        12,273
 6.00% 2012                                                                                    12,500        12,543
                                                                                                            209,418

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.46%
Solectron Corp.:
 Series B, 7.375% 2006                                                                          3,475         3,197
 9.625% 2009                                                                                   30,675        27,914
 0% LYON convertible notes 2020                                                               100,350        58,705
 0% LYON convertible notes 2020                                                               142,400        67,640
Celestica Inc. 0% convertible debentures 2020                                                  47,185        19,877
SCI Systems, Inc. 3.00% convertible                                                            12,000         8,460
 subordinated debentures 2007
Flextronics International Ltd.:
 9.75% 2010                                                                              Euros 2,750          2,748
 9.875% 2010                                                                                   $4,000         4,160
                                                                                                            192,701

MULTILINE RETAIL  -  1.21%
J.C. Penney Co., Inc.:
 7.05% 2005                                                                                    13,500        13,163
 6.00% 2006                                                                                     1,600         1,520
 6.50% 2007                                                                                     3,750         3,450
 7.60% 2007                                                                                    12,850        12,593
 7.375% 2008                                                                                    2,000         1,950
 6.875% 2015                                                                                    7,650         6,388
 7.65% 2016                                                                                    13,300        11,505
 7.95% 2017                                                                                    38,575        34,910
 9.75% 2021 (10)                                                                                  506           493
 8.25% 2022 (10)                                                                               12,275        10,863
 8.125% 2027                                                                                    1,525         1,296
 7.40% 2037                                                                                     3,625         3,498
 7.625% 2097                                                                                   18,055        13,632
Dillard's, Inc.:
 6.125% 2003                                                                                    5,435         5,334
 6.43% 2004                                                                                     2,725         2,669
 6.625% 2018                                                                                    4,750         3,870
 7.13% 2018                                                                                     3,300         2,739
 7.00% 2028                                                                                     1,500         1,194
Kmart Corp., Series 1995 K-2, 9.78% 2020 (10)                                                  12,250         6,983
DR Securitized Lease Trust, Series 1994 K-2,                                                    8,000         4,560
 9.35% 2019 (10)
Saks Inc. 7.375% 2019                                                                          10,450         8,621
Sears Roebuck Acceptance Corp. 7.00% 2011                                                       2,500         2,605
ShopKo Stores, Inc. 6.50% 2003                                                                  2,500         2,469
Target Corp. 5.875% 2012                                                                        2,000         2,023
Kohl's Corp. 7.375% 2011                                                                        1,000         1,117
                                                                                                            159,445

PAPER & FOREST PRODUCTS  -  1.11%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                    13,850        13,338
 8.125% 2011                                                                                   29,050        28,179
 9.50% 2022                                                                                    21,615        20,507
 8.875% 2031                                                                                    5,000         4,637
Fort James Corp.:
 6.50% 2002                                                                                     2,000         1,984
 6.875% 2007                                                                                    9,000         8,389
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (10)                                                                       998           978
 Class A-2, 7.11% 2028 (10)                                                                    31,400        26,121
 Class A-3, 7.71% 2028                                                                         19,143        12,634
Potlatch Corp. 10.00% 2011                                                                     11,450        12,595
Kappa Beheer BV:
 10.625% 2009                                                                            Euros 3,500          3,744
 12.50% 2009 (3)                                                                                6,000         5,176
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (4)                                             $12,075         3,109
Riverwood International Corp. 10.875% 2008                                                      2,250         2,346
Pindo Deli Finance Mauritius Ltd.: (4)
 10.25% 2002                                                                                    6,000         1,395
 10.75% 2007                                                                                    2,900           674
APP International Finance Co. BV 11.75% 2005 (4)                                                  275            78
                                                                                                            145,884

METALS & MINING  -  1.07%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                    34,000        30,855
 7.20% 2026                                                                                    25,850        24,881
BHP Finance Ltd.:
 6.69% 2006                                                                                    10,000        10,565
 8.50% 2012                                                                                    20,000        23,398
 7.25% 2016                                                                                     5,000         5,310
AK Steel Holding Corp. 7.75% 2012 (2)                                                          11,400        11,343
UCAR Finance Inc. 10.25% 2012 (2)                                                              10,625        10,891
Allegheny Technologies, Inc. 8.375% 2011                                                        9,000         9,445
Earle M. Jorgensen Co. 9.75% 2012 (2)                                                           4,975         4,925
Luscar Coal Ltd. 9.75% 2011                                                                     4,000         4,320
Inco Ltd. 7.75% 2012                                                                            1,700         1,755
Steel Dynamics, Inc. 9.50% 2009 (2)                                                             1,250         1,325
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (4)                                                7,250         1,269
                                                                                                            140,282

HEALTH CARE PROVIDERS & SERVICES  -  0.96%
Aetna Inc.:
 7.375% 2006                                                                                   27,500        28,496
 7.875% 2011                                                                                    9,500         9,954
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                    14,410        14,838
 8.85% 2007                                                                                     5,990         6,593
 8.70% 2010                                                                                     1,750         1,930
 7.69% 2025                                                                                     5,000         4,881
Humana Inc. 7.25% 2006                                                                         24,000        25,009
UnitedHealth Group Inc.:
 7.50% 2005                                                                                    13,000        14,164
 5.20% 2007                                                                                     8,000         8,048
PacifiCare Health Systems 10.75% 2009 (2)                                                      11,750        11,779
Integrated Health Services, Inc.: (4) (7)
 10.25% 2006 (1)                                                                                9,350            94
 Series A, 9.50% 2007                                                                          12,175           122
 Series A, 9.25% 2008                                                                          32,657           327
                                                                                                            126,235

COMMUNICATIONS EQUIPMENT  -  0.87%
Motorola, Inc.:
 8.00% 2011                                                                                    46,400        45,280
 7.50% 2025                                                                                     7,000         6,088
 6.50% 2028                                                                                     1,200           877
 5.22% 2097                                                                                     7,450         4,271
Corning Inc. 0% convertible debentures 2015                                                    46,801        23,401
Nortel Networks Ltd. 6.125% 2006                                                               34,105        21,145
Juniper Networks, Inc. 4.75% convertible                                                       19,000        11,590
 subordinated notes 2007
Lucent Technologies Inc. 7.25% 2006                                                             2,000         1,380
                                                                                                            114,032

MULTI-UTILITIES & UNREGULATED POWER  -  0.84%

AES Corp:
 9.50% 2009                                                                                    32,000        20,800
 9.375% 2010                                                                                   11,115         7,280
AES Drax Holdings Ltd., Series A, 10.41% 2020 (10)                                             25,625        21,653
Cilcorp Inc.:
 8.70% 2009                                                                                     1,000         1,083
 9.375% 2029                                                                                   12,875        15,018
AES Ironwood, LLC 8.857% 2025 (10)                                                              3,489         3,336
Williams Companies, Inc.:
 8.125% 2012 (2)                                                                               19,950        16,733
 7.625% 2019                                                                                    7,750         5,786
 7.875% 2021                                                                                   16,750        12,701
 8.75% 2032 (2)                                                                                 7,000         5,666
Williams Holdings of Delaware, Inc. 6.25% 2006                                                  1,300         1,045
                                                                                                            111,101


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.84%
RF Micro Devices, Inc. 3.75% convertible                                                       21,500        16,824
 subordinated notes 2005
Analog Devices, Inc. 4.75% convertible                                                         15,100        14,421
 subordinated notes 2005
LSI Logic Corp. 4.00% convertible                                                              16,350        13,857
 subordinated notes 2005
Micron Technology, Inc. 6.50% 2005 (2)                                                         11,000         9,900
Vitesse Semiconductor Corp. 4.00% convertible                                                  12,675         9,823
 subordinated debentures 2005
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                            15,850         9,669
TriQuint Semiconductor, Inc. 4.00% convertible                                                 12,775         9,645
 subordinated notes 2007
Cypress Semiconductor Corp. 3.75% convertible                                                   9,050         7,715
 subordinated notes 2005
Conexant Systems, Inc. 4.00% convertible                                                       14,700         6,964
 subordinated notes 2007
ON Semiconductor Corp. 12.00% 2008 (2)                                                          7,825         6,847
Fairchild Semiconductor Corp. 10.50% 2009                                                       4,225         4,500
                                                                                                            110,165

OIL & GAS  -  0.79%
Pemex Finance Ltd.: (10)
 8.875% 2010                                                                                   24,000        26,478
 Series 1999-2, Class A-3, 10.61% 2017                                                         11,000        13,613
Pogo Producing Co. 10.375% 2009                                                                14,500        15,515
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                                   11,750        11,339
 8.625% 2008                                                                                      250           244
Western Oil Sands Inc. 8.375% 2012 (2)                                                         10,025        10,100
OXYMAR 7.50% 2016 (2)                                                                           8,500         7,032
Devon Energy Corp. 7.95% 2032                                                                   2,000         2,150
Devon Financing Corp., ULC 6.875% 2011                                                          2,000         2,083
XTO Energy Inc. 7.50% 2012                                                                      4,200         4,200
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (10)                                        4,620         3,107
PDVSA Finance Ltd. 6.65% 2006 (10)                                                              2,750         2,516
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                            2,250         2,283
Port Arthur Finance Corp. 12.50% 2009                                                           2,000         2,240
Newfield Exploration Co. 7.625% 2011                                                            1,000         1,026
                                                                                                            103,926

REAL ESTATE  -  0.76%
Irvine Co. 7.46% 2006 (2) (7)                                                                  15,000        15,591
Irvine Apartment Communities, LP 7.00% 2007                                                     5,000         4,930
EOP Operating LP:
 6.75% 2008                                                                                    11,500        11,976
 6.75% 2012                                                                                     8,250         8,393
ERP Operating LP:
 7.125% 2017                                                                                    5,000         5,383
 7.57% 2026                                                                                     5,000         5,390
HMH Properties, Inc., Series A, 7.875% 2005                                                    10,000         9,763
MeriStar Hospitality Corp. 9.125% 2011 (2)                                                      7,250         6,960
FelCor Suites LP 7.375% 2004                                                                    6,250         6,118
New Plan Realty Trust, Series D, 7.80% preferred                                      112,500 shares          5,270
 cumulative step-up premium rate
Archstone-Smith Trust, Series C, 8.625%                                                      200,000          5,052
 convertible preferred
IAC Capital Trust, Series A, 8.25% TOPRS preferred                                          196,650.          4,912
Duke-Weeks Realty Corp., Series B, 7.99% preferred                                           100,000          4,856
 cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                                 50,000          3,698
 7.677% preferred cumulative step-up premium rate
Simon DeBartolo Group, Inc., Series C, 7.89%                                                  30,000          1,466
 preferred cumulative step-up premium rate
                                                                                                             99,758

COMMERCIAL SERVICES & SUPPLIES  -  0.62%
Allied Waste North America, Inc.:
 7.625% 2006                                                                                   $5,000         4,850
 8.50% 2008                                                                                    12,000        11,640
 Series B, 8.875% 2008                                                                          5,250         5,171
 10.00% 2009                                                                                   35,350        34,731
Sotheby's Holdings, Inc. 6.875% 2009                                                           11,000         8,910
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                         7,650         7,574
Waste Management, Inc.:
 7.70% 2002                                                                                     1,000         1,008
 7.375% 2010                                                                                    1,000         1,041
USA Waste Services, Inc. 6.50% 2002                                                             2,000         2,025
WMX Technologies, Inc. 6.375% 2003                                                              1,000         1,030
Stericycle, Inc., Series B, 12.375% 2009                                                        1,461         1,680
Cedant Corp. 6.875% 2006                                                                        1,500         1,509
                                                                                                             81,169

GAS PRODUCTION & DISTRIBUTION  -  0.61%
Gemstone Investors Ltd. 7.71% 2004 (2)                                                         47,100        45,906
Southern Natural Gas Co. 8.00% 2032                                                            26,000        25,647
El Paso Corp.:
 5.75% 2006                                                                              Euros 1,500          1,391
 7.00% 2011                                                                                    $3,000         2,856
 7.875% 2012 (2)                                                                                1,000         1,007
 7.80% 2031                                                                                     4,000         3,744
                                                                                                             80,551

CONTAINERS & PACKAGING  -  0.47%
Container Corp. of America 9.75% 2003                                                          32,409        33,219
Stone Container Corp. 9.75% 2011                                                                3,250         3,445
Owens-Illinois, Inc.:
 8.10% 2007                                                                                     5,000         4,650
 7.35% 2008                                                                                     4,000         3,560
 7.50% 2010                                                                                     2,250         2,025
Owens-Brockway Glass Container, Inc. 8.875% 2009 (2)                                            3,000         3,015
Tekni-Plex, Inc.:
 12.75% 2010 (2)                                                                                  500           520
 Series B, 12.75% 2010                                                                          8,350         8,684
Longview Fibre Co. 10.00% 2009 (2)                                                              2,750         2,867
                                                                                                             61,985

TEXTILES, APPAREL & LUXURY GOODS  -  0.42%
VF Corp. 8.50% 2010                                                                            36,000        39,760
Levi Strauss & Co.:
 6.80% 2003                                                                                     4,600         4,278
 11.625% 2008                                                                                   7,475         6,952
 11.625% 2008                                                                            Euros 2,000          1,840
Nine West Group Inc., Series B, 8.375% 2005                                                    $2,000         2,168
                                                                                                             54,998

AUTO COMPONENTS  -  0.41%
TRW Inc.:
 8.75% 2006                                                                                     8,000         8,850
 7.125% 2009                                                                                    6,000         6,188
 7.75% 2029                                                                                    11,500        11,918
ArvinMeritor, Inc. 8.75% 2012                                                                  13,375        14,220
Meritor Automotive, Inc. 6.80% 2009                                                             2,000         1,902
Tenneco Automotive Inc. 11.625% 2009                                                            7,000         5,810
Delco Remy International, Inc. 10.625% 2006                                                     3,000         2,535
Dura Operating Corp. 8.625% 2012 (2)                                                            2,500         2,525
                                                                                                             53,948

ROAD & RAIL  -  0.41%
Union Pacific Railroad Co. Pass Through Trust: (10)
 Series 2001-1, 6.63% 2022                                                                      8,000         8,202
 Series 2002-1, 6.061% 2023                                                                    17,500        17,500
Union Pacific Capital Trust 6.25% TIDES                                               111,100 shares          5,729
convertible preferred 2028 (2)
Southern Capital Corp. Pass Through Trust,                                                    $11,450        11,450
 Series 2002-1, Class G, MBIA Insured,
 5.70% 2022 (2)  (10)
Burlington Northern and Santa Fe Railway
 Co. Pass Through Trust: (10)
 Series 1996-B, 6.96% 2009                                                                      3,358         3,510
 Series 2002-1, 5.943% 2022                                                                     7,500         7,444
                                                                                                             53,835

FOOD PRODUCTS  -  0.40%
Nabisco, Inc.:
 7.05% 2007                                                                                     2,500         2,720
 6.375% 2035 (1) (9)                                                                           12,300        12,791
Burns Philp Capital Proprietary Ltd. 9.75% 2012 (2)                                            14,500        14,428
Gruma, SA de CV 7.625% 2007                                                                     8,000         7,760
H.J. Heinz Finance Co. 6.00% 2012 (2)                                                           5,000         5,025
Fage Dairy Industry SA 9.00% 2007                                                               4,000         3,800
Smithfield Foods, Inc., Series A, 8.00% 2009                                                    3,500         3,553
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                          1,250           913
 Series D, 9.875% 2007                                                                          2,800         2,044
                                                                                                             53,034

DIVERSIFIED FINANCIALS  -  0.39%
USA Education, Inc. 5.625% 2007                                                                36,650        37,855
Heller Financial, Inc. 6.375% 2006                                                             12,500        13,248
                                                                                                             51,103

AEROSPACE & DEFENSE  -  0.37%
SYSTEMS 2001 Asset Trust, Series 2001:   (2)  (10)
 Class B, 7.156% 2011                                                                          22,825        24,283
 Class G, MBIA Insured, 6.664% 2013                                                            20,847        22,155
EarthWatch Inc., Series B, 7.00% convertible                                        1,141,510 shares          2,437
 preferred 2009  (5)  (6) (7)
                                                                                                             48,875

AIRLINES  -  0.35%
Northwest Airlines, Inc.:
 8.375% 2004                                                                                    2,450         2,279
 8.52% 2004                                                                                     4,140         3,850
 7.625% 2005                                                                                    4,915         4,522
 8.875% 2006                                                                                    4,475         4,072
 9.875% 2007                                                                                   10,000         9,050
American Airlines Inc., Series 2001-2,                                                          9,000         9,438
 Class B, 8.608% 2011 (2)
Jet Equipment Trust: (2)
 Series 1994-A, 11.79% 2013                                                                     4,000         1,720
 Series 1995-B, 10.91% 2014                                                                     5,000         2,150
 Series 1995-D, 11.44% 2014                                                                    10,000         4,400
Delta Air Lines, Inc.,10.375% 2022                                                              2,577         2,493
United Air Lines, Inc. 9.00% 2003                                                               2,000         1,540
Southwest Airlines Co. 6.50% 2012                                                               1,000         1,032
                                                                                                             46,546

AIR FREIGHT & LOGISTICS  -  0.35%
Atlas Air, Inc., Pass Through Trust: (10)
 Series 2000-1, Class B, 9.057% 2017                                                           $3,164         3,131
 Series 1998-1, Class A, 7.38% 2018                                                            39,899        37,253
 Series 1999-1, Class A-1, 7.20% 2020                                                           2,447         2,270
 Series 2000-1, Class A, 8.707% 2021                                                            3,519         3,536
                                                                                                             46,190

MACHINERY  -  0.31%
Terex Corp.:
 9.25% 2011                                                                                    15,050        15,652
 Class B, 10.375% 2011                                                                          5,250         5,670
Cummins Capital Trust I 7.00% QUIPS                                                   180,000 shares          8,674
 convertible preferred 2031  (2)
John Deere Capital Corp. 8.625% 2019                                                           $6,850         7,243
AGCO Corp. 9.50% 2008                                                                           3,500         3,728
                                                                                                             40,967

INTERNET & CATALOG RETAIL  -  0.30%
Amazon.com, Inc.:
 0%/10.00% 2008 (3)                                                                             2,500         2,275
 4.75% convertible subordinated debentures 2009                                                 8,710         5,630
 6.875% PEACS convertible subordinated notes 2010                                       Euros 49,575         31,088
                                                                                                             38,993

SPECIALTY RETAIL  -  0.24%
Gap, Inc.:
 6.90% 2007                                                                                   $10,235         9,160
 10.55% 2008 (1)                                                                                  520           536
Office Depot, Inc. 10.00% 2008                                                                  6,500         7,183
PETCO Animal Supplies, Inc. 10.75% 2011                                                         5,375         5,832
Toys "R" Us, Inc. 7.625% 2011                                                                   5,860         5,720
Lowe's Companies, Inc. 8.25% 2010                                                               3,000         3,429
                                                                                                             31,860


FOOD & DRUG RETAILING  -  0.17%
Rite Aid Corp.:
 6.875% 2013                                                                                    2,625         1,523
 7.70% 2027                                                                                     9,165         5,087
 6.875% 2028 (2)                                                                               10,775         5,711
SUPERVALU INC. 7.50% 2012                                                                       5,100         5,327
Delhaize America, Inc.:
 8.125% 2011                                                                                    1,660         1,744
 9.00% 2031                                                                                     2,845         3,066
The Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                            300           279
                                                                                                             22,737

CHEMICALS  -  0.16%
Equistar Chemicals, LP:
 6.50% 2006                                                                                     7,800         6,759
 8.75% 2009                                                                                     5,000         4,476
Reliance Industries Ltd. 10.25% 2097 (2)                                                       10,750        10,320
                                                                                                             21,555
PHARMACEUTICALS  -  0.14%
Lilly Del Mar, Inc. 3.12% 2029 (1)  (2)                                                        18,000        17,901

ENERGY EQUIPMENT & SERVICES  -  0.12%
Colonial Pipeline Co.: (2)
 7.75% 2010                                                                                    10,000        10,893
 7.63% 2032                                                                                     5,000         5,292
                                                                                                             16,185

HOUSEHOLD DURABLES  -  0.12%
Salton/Maxim Housewares, Inc. 10.75% 2005                                                       5,600         5,586
Salton, Inc. 12.25% 2008                                                                        1,000         1,030
Beazer Homes USA, Inc. 8.375% 2012 (2)                                                          2,500         2,538
Ryland Group, Inc. 9.75% 2010                                                                   2,000         2,205
Lennar Corp. 7.625% 2009                                                                        2,000         2,015
Boyds Collection, Ltd., Series B, 9.00% 2008                                                    1,806         1,878
                                                                                                             15,252

MARINE  -  0.08%
International Shipholding Corp.:
 9.00% 2003                                                                                     4,184         4,184
 Series B, 7.75% 2007                                                                           1,700         1,377
Teekay Shipping Corp. 8.875% 2011                                                               4,250         4,441
                                                                                                             10,002

LEISURE PRODUCTS  -  0.06%
Hasbro, Inc. 8.50% 2006                                                                         8,225         8,348

BEVERAGES  -  0.04%
Constellation Brands, Inc. 8.125% 2012                                                          5,000         5,163

SOFTWARE  -  0.03%
Computer Associates International Inc.:
 6.375% 2005                                                                                    1,250         1,075
 6.50% 2008                                                                                     4,250         3,506
                                                                                                              4,581

PERSONAL PRODUCTS  -  0.01%
Estee Lauder Companies Inc. 6.00% 2012                                                          1,510         1,530

INTERNET SOFTWARE & SERVICES  -  0.00%
Exodus Communications, Inc. 11.625% 2010 (4)                                                    1,500           240

MORTGAGE-BACKED OBLIGATIONS (10)
PRIVATE ISSUE
COMMERCIAL MORTGAGE-BACKED SECURITIES  -  5.22%
Chase Commercial Mortgage Securities Corp.:
 Series 1996-1, Class A-1, 7.60% 2005                                                           1,375         1,472
 Series 1998-1, Class A-1, 6.34% 2030                                                           9,358         9,817
 Series 1998-2, Class A-2, 6.39% 2030                                                          44,550        47,376
 Series 1998-1, Class A-2, 6.56% 2030                                                           8,965         9,571
 Series 2000-1, Class A-1, 7.656% 2032                                                         11,770        12,857
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C2, Class C, 6.50% 2008                                                            9,000         9,583
 Series 1997-C1, Class A-3, 6.869% 2029                                                        20,000        21,633
 Series 1997-C2, Class C, 6.91% 2029                                                            8,900         9,162
 Series 1997-C1, Class D, 6.997% 2029                                                           8,300         8,896
 Series 1997-C2, Class E, 7.624% 2029                                                          27,703        25,777
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                                        16,895        17,730
 Series 1998-WF2, Class A-1, 6.34% 2030                                                         6,482         6,835
 Series 1998-HF2, Class A-2, 6.48% 2030                                                        17,000        18,165
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                        9,561        10,038
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                       10,000        10,679
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 2.444% 2013 (1)  (2)                                                7,365         7,365
 Series 2002-HOME, Class C, 3.244% 2013 (1)  (2)                                               10,000        10,000
 Series 1999-WF2, Class X, interest only, 0.431% 2019 (1)                                     301,555         5,770
 Series 1998-C1, Class A-1, 6.34% 2030                                                          6,071         6,400
 Series 1999-C1, Class X, interest only,                                                      165,616         9,490
 1.286% 2031 (1)
 Series 2000-WF2, Class A-2, 7.32% 2032                                                        16,480        18,349
DLJ Mortgage Acceptance Corp.: (2)
 Series 1997-CF1, Class A-1A, 7.40% 2006                                                        1,714         1,798
 Series 1996-CF2, Class A-1, 7.29% 2021                                                        10,000        10,806
 Series 1995-CF2, Class A-1B, 6.85% 2027                                                       33,838        34,835
 Series 1996-CF1, Class A-2, 7.68% 2028 (1)                                                     7,900         8,549
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.46% 2034                                                         23,588        24,083
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                       17,468        18,290
L.A. Arena Funding, LLC, Series 1, Class A,                                                    38,529        40,408
 7.656% 2026 (2)
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1B, 6.41% 2008                                                       10,000        10,597
 Series 1998-CF1, Class A-1A, 6.14% 2031                                                       14,386        15,085
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                       10,000        10,634
GS Mortgage Securities Corp. II, Series 1998-C1: (1)
 Class D, 7.45% 2030                                                                            3,750         3,853
 Class E, 7.45% 2030                                                                           31,076        30,425
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                        6,593         6,694
 Series 2001-CK6, Class A-2, 6.103% 2036                                                       20,000        20,854
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                       5,941         6,011
Chase Manhattan Bank - First Union National
 Bank, Commercial Mortgage Trust:
 Series 1999-1, Class A-2, 7.439% 2031                                                          5,000         5,566
 Series 1999-1, Class B, 7.619% 2031                                                           17,125        19,114
 Series 1999-1, Class C, 7.625% 2031                                                            5,000         5,524
Merrill Lynch Mortgage Investors, Inc.: (1)
 Series 1995-C2, Class D, 7.792% 2021                                                             306           316
 Series 1995-C3, Class A-3, 7.056% 2025                                                        17,612        18,773
 Series 1996-C2, Class A-1, 6.69% 2028                                                          1,196         1,222
Prudential Securities Secured Financing Corp.,                                                 18,000        19,130
 Series 1999-NRF1, Class C, 6.746% 2009
GGP Mall Properties Trust, Series 2001-C1A,                                                    15,675        15,684
 Class A-2, 5.007% 2011(2)
Commercial Mortgage, Series 2000-FL3, Class D,                                                 13,776        13,670
1.733% 2012 (1)  (2)
LB-UBS Commercial Mortgage Trust, Series                                                       10,000        11,444
 2000-C3, Class A-2, 7.95% 2010
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                                          3,216         3,340
 Series 1998-C1, Class A-1, 6.23% 2031                                                          6,927         7,283
Banc of America Commercial Mortgage Inc.,                                                       9,450        10,016
 Series 2001-1, Class A-2,  6.503% 2036
Salomon Brothers Commercial Mortgage Trust,                                                     8,750         9,322
 Series 2000-C3, Class A-2, 6.592% 2033
Nomura Asset Securities Corp., Series                                                           7,441         7,850
 1998-D6, Class A-A1, 6.28% 2030
Mortgage Capital Funding, Inc., Series                                                          5,571         5,876
1998-MC1, Class A-1, 6.417% 2030
GE Capital Commercial Mortgage Corp.,                                                           4,331         4,434
 Series 2001-3, Class A-1,  5.56% 2038
Structured Asset Securities Corp. Floating                                                      3,915         3,919
 Rate Commericial Mortgage Trust, Series
 1999-C3, Class J, 3.289% 2013 (1)  (2)
Structured Asset Securities Corp., Series                                                          18            18
 1996-CFL, Class D, 7.034% 2028
Asset Securitization Corp.:
 Series 1996-D3, Class A-1B, 7.21% 2026                                                         2,762         2,886
 Series 1997-D4, Class A-1A, 7.35% 2029                                                           133           135
Government Lease Trust Series 1999-GSA1,                                                        1,111         1,127
 Class A-1, MBIA Insured, 5.86% 2003 (2)
J.P. Morgan Commercial Mortgage Finance Corp.,                                                     45            46
 Series 1996-C3, Class A-1, 7.33% 2028
                                                                                                            686,582

COLLATERALIZED MORTGAGE OBLIGATIONS  -  0.80%
GE Capital Mortgage Services, Inc.:
 Series 1994-15, Class A-10, 6.00% 2009                                                        16,376        16,584
 Series 1994-9, Class A-9, 6.50% 2024                                                           5,796         5,945
Structured Asset Notes Transaction, Ltd.,                                                      13,006        13,382
 Series 1996-A, Class A-1, 7.156% 2003 (2)
J.P. Morgan Residential Mortgage Acceptance                                                    12,793        12,765
 Corp., Series 2002-R1, Class IB-2,
  6.50% 2031 (1)  (2)
PNC Mortgage Securities Corp., Series                                                           9,193         9,411
 1998-10, Class 1-B1, 6.50% 2028 (2)
Security National Mortgage Loan Trust: (2)
 Series 2001-3A, 5.37% 2014                                                                     1,670         1,694
 Series 2000-1, Class A-2, 8.75% 2024                                                           6,800         7,108
Residential Asset Securitization Trust,                                                         8,466         8,741
 Series 1997-A3, Class B-1, 7.75% 2027
Ocwen Residential MBS Corp., Series 1998-R1,                                                    8,124         7,871
 Class AWAC, 5.302% 2040 (1)  (2)
Residential Funding Mortgage Securities I, Inc.:
 Series 2001-S1, Class A-1, 7.00% 2016                                                          2,183         2,264
 Series 1998-S17, Class M-1, 6.75% 2028                                                         3,829         3,975
First Nationwide Trust, Series 1999-2,                                                          3,897         3,991
 Class 1PA-1, 6.50% 2029
Travelers Mortgage Securities Corp.,                                                            2,309         2,535
 Series 1, Class Z-2, 12.00% 2014
Financial Asset Securitization, Inc.,                                                           2,416         2,496
 Series 1997-NAM1, Class B-1, 7.75% 2027
Collateralized Mortgage Obligation Trust,                                                       2,313         2,324
 Series 63, Class Z, 9.00% 2020
Nationsbanc Montgomery Funding Corp.,                                                           1,554         1,570
Series 1998-5, Class A-1, 6.00% 2013
GS Mortgage Securities Corp., Series                                                            1,079         1,168
 1998-2, Class M, 7.75% 2027 (2)
Bear Stearns Structured Securities Inc.,                                                          813           867
 Series 1997-2, Class AWAC, 8.095% 2036 (1)  (2)
                                                                                                            104,691
OTHER  -  0.75%
Structured Asset Securities Corp.: (1) (2)
 Series 1998-RF2, Class A, 8.524% 2027                                                         26,158        28,358
 Series 1998-RF1, Class A,  8.663% 2027                                                         8,946         9,721
 Series 1999-RF1, Class A, 7.871% 2028                                                          6,260         6,610
Arena BV, Series 2000-1, Class A, 6.10% 2062 (1)                                        Euros 15,500         15,981
Bayerische Vereinsbank 5.50% 2008                                                              13,271        13,506
Nykredit 6.00% 2029                                                                      DKr 101,933         13,315
Hypothekenbank in Essen AG 5.25% 2008                                                    Euros 6,000          6,017
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                   5,000         4,752
First Boston Mortgage Securities Corp.:
 Series D, principal only, 0% 2017                                                               $373           312
 Series D, interest only, 10.965% 2017                                                            373            80
                                                                                                             98,652

AGENCY PASS-THROUGHS
FANNIE MAE  -  3.55%
5.50% 2016                                                                                     32,856        32,887
6.00% 2016 - 2032                                                                             110,356       112,262
6.50% 2016 - 2032                                                                             224,596       230,522
7.00% 2009 - 2031                                                                              50,281        52,181
7.026% 2026 (1)                                                                                 4,064         4,288
7.50% 2009 - 2031                                                                              23,676        24,866
8.00% 2023 - 2031                                                                               2,579         2,753
8.50% 2009 - 2027                                                                                 911           966
9.00% 2018 - 2022                                                                                 992         1,089
9.50% 2009                                                                                        114           125
10.00% 2018                                                                                     2,646         2,974
12.00% 2019                                                                                     1,805         2,105
                                                                                                            467,018

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  -  3.15%
6.00% 2029 - 2031                                                                              79,385        79,285
6.50% 2008 - 2031                                                                               4,431         4,563
7.00% 2008 - 2031                                                                             147,514       153,162
7.50% 2007 - 2032                                                                              60,077        63,535
8.00% 2017 - 2030                                                                              73,035        77,736
8.50% 2020 - 2029                                                                               4,960         5,361
9.00% 2009 - 2022                                                                               5,235         5,737
9.50% 2009 - 2021                                                                               4,544         5,045
10.00% 2019 - 2022                                                                             16,961        19,187



                                                                                                            413,611


FREDDIE MAC  -  0.32%
6.00% 2032                                                                                     32,744        32,672
8.00% 2003 - 2026                                                                               1,459         1,545
8.25% 2007                                                                                        593           629
8.50% 2007 - 2027                                                                               5,160         5,519
8.75% 2008                                                                                        752           805
11.00% 2018                                                                                       525           604
                                                                                                             41,774

AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS  -  1.41%
Fannie Mae:
 Series 90-93, Class G, 5.50% 2020                                                                252           262
 Series 93-247, Class Z, 7.00% 2023                                                             5,400         5,658
 Series 1994-4, Class ZA, 6.50% 2024                                                            3,122         3,152
 Series 2001-4, Class GA, 10.042% 2025 (1)                                                      3,661         4,058
 Series 2001-4, Class NA, 11.72% 2025 (1)                                                      16,844        19,276
 Series 1998-W5, Class B-3, 6.50% 2028 (2)                                                      4,667         4,462
 Series 2002-W3, Class A-5, 7.50% 2028                                                         28,055        30,299
 Series 2001-20, Class E, 9.594% 2031 (1)                                                         770           882
 Series 2001-20, Class C, 11.624% 2031 (1)                                                        858           985
 Series 2001-T10, Class A-1, 7.00% 2041                                                        40,271        42,347
 Series 2001-50, Class BA, 7.00% 2041                                                          14,072        14,483
 Series 2002-W1, Class 2-A, 7.50% 2042                                                         30,862        32,766
Freddie Mac:
 Series 1849, Class Z, 6.00% 2008                                                               7,196         7,487
 Series 2310, Class A, 10.55% 2017 (1)                                                          4,740         5,283
 Series 41, Class F, 10.00% 2020                                                                  899           944
 Series 178, Class Z, 9.25% 2021                                                                  772           816
 Series T-042, Class A-2, 5.50% 2042                                                           12,000        12,041
                                                                                                            185,201

ASSET-BACKED OBLIGATIONS  (10)
AIRPLANE EQUIPMENT TRUST CERTIFICATES -
 SINGLE LESSEE -  2.56%
Continental Airlines, Inc.:
 Series 1998-3, Class C-1, 7.08% 2004                                                           1,974         1,902
 Series 1998-3, Class C-2, 7.25% 2005                                                          12,000        11,175
 Series 1999-2, Class C-2, 7.434% 2006                                                          2,000         1,848
 Series 1997-1, Class C-1, 7.42%  2007 (1)                                                      1,385         1,338
 Series 1999-2, Class A-2, 7.056% 2011                                                          2,000         1,978
 Series 2000-2, Class C, 8.312% 2011                                                            3,063         2,874
 Series 1997-1, Class B, 7.46% 2014                                                               910           894
 Series 1996-2, Class B, 8.56% 2014                                                             1,560         1,569
 Series 1999-1, 10.22% 2014                                                                     4,784         4,361
 Series 2001-1, Class B, 7.373% 2015                                                            3,025         3,017
 Series 1996, Class B, 7.82% 2015                                                              10,329        10,218
 Series 1997-1, Class A, 7.461% 2016                                                           15,243        15,452
 Series 1996-2, Class D, 11.50% 2016                                                            2,101         1,869
 Series 1998-1, Class B, 6.748% 2017                                                            3,624         3,406
 Series 1997-4, Class A, 6.90% 2018                                                            26,721        26,227
 Series 2000-2, Class B, 8.307% 2018                                                            1,935         1,892
 Series 1998-1, Class A, 6.648% 2019                                                           33,346        31,837
 Series 1999-1, Class A, 6.545% 2020                                                            5,394         5,183
 Series 1999-1, Class B, 6.795% 2020                                                           16,833        16,162
 Series 1999-2, Class A-1, 7.256% 2020                                                          1,770         1,765
 Series 2000-1, Class A-1, 8.048% 2020                                                         13,220        13,695
 Series 2000-1, Class B, 8.388% 2020                                                            4,405         4,389
US Airways, Inc.:
 Series 2000-2G, 8.02% 2019                                                                    14,000        14,730
 Series 2000-3G, 7.89% 2020                                                                    24,589        25,687
 Series 2001-1G, 7.076% 2021                                                                   15,477        15,856
USAir, Inc., Pass Through Trust,                                                                2,250         1,350
 Series 1993-A3, 10.375% 2013
Delta Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.57% 2010                                                           7,500         7,886
 Series 2001-1, Class A-2, 7.111% 2011                                                          3,000         3,093
 Series 2002-1, Class C, 7.779% 2012                                                           13,500        13,718
 Series 1992-A2, 9.20% 2014                                                                    11,500        10,914
 1990 Equipment trust certificate:
  Series I, 10.00% 2014 (2)                                                                     5,000         4,350
  Series J, 10.00% 2014 (2)                                                                     5,000         4,350
  Series F, 10.79% 2014 (2)                                                                     1,700         1,370
American Airlines Inc.:
 Series 2001-2, Class A-1, 6.978% 2011 (2)                                                      4,887         4,969
 Series 1991-C2, 9.73% 2014                                                                     6,410         6,228
 Series 2001-1, Class B, 7.377% 2019                                                            9,409         9,194
United Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.73% 2012                                                          14,700        13,688
 Series 1995-A2, 9.56% 2018                                                                     8,000         5,543
Southwest Airlines Co., Series 2001-1:
 Class A-2, 5.496% 2006                                                                         5,000         5,018
 Class B, 6.126% 2006                                                                           7,500         7,600
AIR 2 US, Series A, 8.027% 2020 (2)                                                            10,624        10,646
Jet Equipment Trust: (2)
 Series 1995-B, Class A, 7.63% 2015                                                             3,688         2,980
 Series 1995-B, Class C, 9.71% 2015                                                             5,500         2,640
 Series 1995-A, Class C, 10.69% 2015                                                            2,750         1,348
                                                                                                            336,209

CREDIT CARD  -  1.80%
Pass-through Amortizing Credit Card
 Trusts, Series 2002-1: (2)
 Class A-2FX, 4.685% 2012                                                                      17,125        17,192
 Class A-3FX, 6.298% 2012                                                                      54,500        54,707
First Consumer Master Trust, Series                                                            35,000        34,994
 1999-A, Class A, 5.80% 2005 (2)
Metris Master Trust: (1)
 Series 1997-2, Class C, 2.95% 2006 (2)                                                         7,200         7,206
 Series 2001-3, Class B, 2.739% 2008                                                           12,000        11,992
 Series 2001-2, Class B, 2.919% 2009                                                           10,000         9,822
MBNA Credit Card Master Note Trust,                                                            17,000        17,324
 Series 2002-1, Class B,  5.15% 2009
MBNA Master Credit Card Trust II: (2)
 Series 1999-D, Class B, 6.95% 2008                                                             4,700         4,886
 Series 1998-E, Class C, 6.60% 2010                                                             5,000         5,210
NextCard Credit Card Master Note Trust: (1) (2)
 Series 2000-1, Class B, 2.64% 2006                                                            14,125        12,713
 Series 2001-1A, Class B, 2.72% 2007                                                            6,000         5,280
H.S. Receivables Corp., Series 1999-1,                                                         10,312        10,609
 Class A, 8.13% 2006 (2)
Providian Master Trust, Series 2000-3,                                                          8,750         9,125
 Class C, 7.60% 2007 (2)
Consumer Credit Reference Index Securities                                                      8,250         8,526
 Program Trust, Series 2002-2, 10.421% 2007 (2)
Nordstrom Credit Card Master Note Trust,                                                        8,000         8,000
Series 2002-1, Class B, 2.541% 2010 (1)
First USA Credit Card Master Trust, Class A                                                     6,630         6,390
Floating Rate Asset Backed Certificates,
 Series 1997-4, 2.84% 2010 (1)  (2)
BA Master Credit Card Trust, Series 1998-A,                                                     6,000         6,000
 Class B, 2.11% 2005 (1)
Capital One Master Trust:
 Series 1999-1, Class C, 6.60% 2007 (2)                                                         2,500         2,637
 Series 2002-1A, Class B, 2.44% 2011 (1)                                                        1,000           989
CompuCredit Credit Card Master Note Business                                                    1,500         1,441
 Trust, Series 2001-One, Class B, 3.32% 2008 (1)  (2)
Hitachi Shinpan Co. Ltd., Series 1999-3,                                                        1,250         1,313
 Class A, 9.60% 2006 (2)
                                                                                                            236,356

AUTO LOAN  -  1.12%
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                             7,000         7,395
 Series 2000-1, Class B, 7.55% 2005                                                            14,750        15,749
 Series 2002-1, Class A-3, 4.15% 2006                                                          12,000        12,204
 Series 2001-2, Class B, 5.75% 2007                                                             8,636         8,903
 Series 2001-3, Class B, 2.79% 2008 (1)                                                        21,000        21,035
 Series 2002-2, Class B, 4.67% 2010                                                             2,000         2,010
Team Fleet Financing Corp.: (2)
 Series 1996-1, Class A, 6.65% 2002                                                               191           191
 Series 2001-3A, Class A, 2.83% 2005   (1)                                                     11,125        11,063
 Series 2001-3A, Class B, 3.02% 2005   (1)                                                     10,500        10,266
Drive Auto Receivables Trust, MBIA Insured: (2)
 Series 2000-1, Class A, 6.672% 2006                                                            3,752         3,879
 Series 2001-2, Class A, 3.91% 2007                                                            10,090        10,142
First Investors Auto Owner Trust, Series                                                       10,104        10,108
 2002-A, Class A, MBIA Insured, 3.46% 2008 (2)
Harley-Davidson Motorcycle Trust, Series 2001-3:
 Class B, 3.72% 2009                                                                            2,067         2,086
 Class A-2, 4.04% 2009                                                                          5,000         5,065
Prestige Auto Receivables Trust, Series 2001-1A,                                                6,416         6,550
 Class A, FSA Insured, 5.26% 2009 (2)
Continental Auto Receivables Owner Trust,                                                       5,261         5,590
 Series 2000-B, Class CTFS, MBIA Insured, 7.11% 2007 (2)
Chevy Chase Auto Receivables Trust, Series                                                      4,000         4,063
 2001-2, Class A-4, 4.44% 2007
World Omni Auto Receivables Trust, Series                                                       3,724         3,786
 2001-B, Class B, 4.14% 2008
Hyundai Auto Receivables Trust, Series                                                          2,380         2,429
 2001-A, Class C, 5.57% 2006 (2)
Rental Car Finance Corp., Series 1997-1,                                                        2,000         1,977
 Class C 2, 2.79% 2005 (1)  (2)
CPS Auto Receivables Trust, Series 1998-4,                                                      1,485         1,495
 Class A-3, FSA Insured, 5.74% 2003
Triad Auto Receivables Owner Trust, Series                                                      1,176         1,203
 1999-1, Class A-2, FSA Insured, 6.09% 2005
                                                                                                            147,189

ASSET-BACKED SECURITIES  -  0.82%
NPF XII, Inc.: (2)
 Series 1999-3, Class B, 2.825% 2003   (1)                                                      3,000         3,001
 Series 1999-2, Class A, 7.05% 2003                                                             8,750         8,772
 Series 2001-1, Class A,  2.425% 2004   (1)                                                     7,000         7,002
 Series 2001-3, Class A, 5.52% 2007                                                            16,000        15,924
Tobacco Settlement Financing Corp.,                                                            32,345        32,651
 Series 2001-A, 6.36% 2025
Garanti Trade Payment Rights Master Trust,                                                     18,447        18,515
 Series 1999-B, Class 1, 10.81% 2004 (2)
Banco Itau SA 2.93% 2007 (1)  (2)                                                              11,400        11,358
PF Export Receivables Master Trust, Series                                                     10,000        10,300
 2001-B, MBIA Insured, 6.60% 2011 (2)
Grupo Financiero Banamex Accival, SA de CV 0% 2002 (2)                                            790           790
                                                                                                            108,313


MANUFACTURED HOUSING  -  0.74%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00%  2018                                                            2,250         2,126
 Series 1995-3, Class B-2, 8.10% 2025                                                           5,000         2,919
 Series 1995-8, Class B-2, 7.65% 2026                                                           8,197         4,706
 Series 1995-6, Class B-2, 8.00% 2026                                                           2,785         1,519
 Series 1996-6, Class B-2, 8.35% 2027                                                          10,309         3,824
 Series 1996-5, Class B-2, 8.45% 2027                                                           6,616         3,525
 Series 1996-10, Class A-6, 7.30% 2028                                                          8,485         9,046
 Series 1997-8, Class B-2, 7.75% 2028                                                           3,074         1,199
 Series 1998-4, Class B-2, 8.11% 2028                                                          13,013         5,087
 Series 1997-6, Class A-7, 7.14% 2029                                                          15,680        16,464
 Series 1997-6, Class B-2, 7.75% 2029                                                           4,958         2,041
Conseco Finance Manufactured Housing
 Contract Trust, Series 2001-3:
 Class A-2, 5.16% 2033                                                                          8,000         8,231
 Class A-3, 5.79% 2033                                                                          5,000         5,151
Conseco Finance Home Equity Loan Trust, Series 2002-B:
 Class M-1, 3.59% 2033 (1)                                                                      4,500         4,500
 Class A-2, 5.31% 2033                                                                         11,500        11,699
Madison Avenue Manufactured Housing
 Contract Trust, Series 2002-A: (1)
 Class M-1, 3.29% 2032                                                                          4,000         4,000
 Class M-2, 4.09% 2032                                                                         11,000        10,731
                                                                                                             96,768


AIRPLANE EQUIPMENT TRUST CERTIFICATES-
MULTIPLE LESSEE  0.63%
Pegasus Aviation Lease Securitization,                                                         51,000        40,800
 Series 2000-1, Class A-2, 8.37% 2030 (2)
Airplanes Pass Through Trust:
 Class B, 2.59% 2019 (1)                                                                       12,328         9,246
 Class 1-C, 8.15% 2019  (7)                                                                    34,321        12,012
Lease Investment Flight Trust,                                                                 13,496        13,226
 Series 2001-1, Class A-3, 2.27% 2016 (1)
Triton Aviation Finance, Series 1A,                                                             5,525         5,338
 Class A-2, 2.54% 2025 (1)  (2)
Aircraft Finance Trust, Series 1999-1,                                                          2,474         2,433
 Class A-2, 2.34% 2024 (1)
Embarcadero Aircraft Securitization Trust,                                                        358           331
 Series 2000-1, Class A-2, 2.32% 2025 (1)  (2)
                                                                                                             83,386

FRANCHISE EQUIPMENT  -  0.42%
GRCT Consumer Loan Trust, Series 2001-1A,                                                      14,988        15,559
 Class 2BRV, 6.251% 2020 (2)
CNL Funding, Series 2000-AA, Class A-2,                                                        13,800        14,442
 MBIA Insured, 8.044% 2017 (2)
ACLC Business Loan Receivables Trust,                                                           9,000         9,310
 Series 2002-1, Class A-2, 7.462% 2022 (2)
Xerox Equipment Lease Owner Trust, Series                                                       6,360         6,372
 2001-1, Class A, 3.84% 2008 (1)  (2)
Green Tree Recreational, Equipment &                                                            8,500         5,565
 Consumer Trust, Series 1997-D, 7.25% 2029
CIT Equipment Collateral, Series 2002-VT1,                                                      4,614         4,613
 Class B, 3.97% 2009
                                                                                                             55,861

HOME EQUITY  -  0.34%
Residential Funding Mortgage Securities II,
 Inc., AMBAC Insured:
 Series 2000-HI5, Class A-I-4, 6.94% 2014                                                       9,000         9,474
 Series 2001-H14, Class A-3, 5.32% 2015                                                         8,539         8,769
 Series 2001-H14, Class A-4, 5.64% 2016                                                        12,000        12,356
 Series 2001-HS2, Class A-4, 6.43% 2016                                                         7,500         7,867
Asset Backed Securities Corp. Home Equity Loan Trust:
 Series 2001-HE2, Class A-IO, interest only, 4.50% 2031                                        82,960         3,304
 Series 2001-HE3, Class A-IO, interest                                                         14,785         1,015
 only, 6.50% 2031 (1)
CS First Boston Mortgage Securities Corp.,                                                     35,172         1,506
 Series 2001-HE16, Class A, interest only,
 5.64% 2004
                                                                                                             44,291

STRANDED ASSET  -  0.23%
PP&L Transition Bond Co. LLC, Series 1999-1,                                                   15,000        16,539
 Class A-7, 7.05% 2009
California Infrastructure and Economic Development Bank,                                       12,499        13,296
 Special Purpose Trust,  PG&E-1, Series 1997-1,
 Class A-7,  6.42% 2008
                                                                                                             29,835

HOME IMPROVEMENT  -  0.02%
The Money Store Trust, Series 1996-D, Class A-14,                                               2,430         2,471
 MBIA Insured, 6.985% 2016
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                                   116           116
 Class A-7, MBIA Insured, 7.16% 2018
                                                                                                              2,587

GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT
U.S. TREASURY NOTES AND BONDS  -  6.98%
 6.00% August 2004                                                                             33,000        35,058
 11.625% November 2004 (9)                                                                     60,000        71,566
 7.50% February 2005                                                                           10,000        11,070
 6.50% May 2005                                                                                17,150        18,617
 5.75% November 2005                                                                           20,000        21,344
 5.625% February 2006                                                                          15,000        15,978
 3.375% January 2007 (11)                                                                     185,161       192,452
 6.25% February 2007                                                                           16,675        18,246
 6.625% May 2007                                                                               70,000        77,839
 5.625% May 2008                                                                               40,000        42,694
 4.75% November 2008                                                                           40,000        40,732
 9.125% May 2009                                                                               18,000        20,046
 10.375% November 2009 (9)                                                                     12,500        14,514
 10.00% May 2010                                                                                5,000         5,871
 3.50% January 2011 (11)                                                                       92,924        96,118
 5.00% February 2011                                                                           25,000        25,423
 5.00% August 2011                                                                             19,095        19,360
 10.375% November 2012                                                                         24,500        31,489
 12.00% August 2013 (9)                                                                        10,000        13,982
 7.50% November 2016                                                                           87,000       104,699
 7.875% February 2021                                                                          20,000        25,178
 Principal Strip 0% November 2027                                                              10,740         2,408
 Principal Strip 0% August 2029                                                                 9,475         1,952
 5.375% February 2031                                                                          11,710        11,467
                                                                                                            918,103

NON-PASS-THROUGH AGENCY SECURITIES
FANNIE MAE BONDS & NOTES  -  1.07%
7.00% 2005                                                                                     90,000        98,423
Medium Term Note, 6.75% 2028                                                                   15,000        14,701
7.25% 2030                                                                                     23,750        27,045
                                                                                                            140,169

FREDDIE MAC BONDS & NOTES  -  0.28%
5.75% 2010                                                                              Euros 12,000         12,368
6.75% 2031                                                                                    $22,650        24,340
                                                                                                             36,708

FEDERAL HOME LOAN BANK BONDS AND NOTES  -  0.08%
4.875% 2004                                                                                    10,250        10,597

GOVERNMENTS & GOVERNMENTAL BODIES (EXCLUDING U.S.)
NON-U.S. GOVERNMENT OBLIGATIONS  -  6.21%
Deutschland Republic 5.25% 2008                                                        Euros 106,000        108,067
Bundesrepublik:
 6.00% 2007                                                                                    23,827        25,078
 5.25% 2010                                                                                    61,090        61,810
Bundesobligation Eurobond:
 3.25% 2004                                                                                    20,000        19,606
 4.50% 2006                                                                                    36,000        35,710
Treuhandanstalt:
 7.125% 2003                                                                                   12,376        12,486
 6.75% 2004                                                                                    10,500        10,897
Japanese Government:
 0.50% 2007                                                                            Yen 7,173,000         60,320
 0.90% 2008                                                                                 3,400,000        28,815
French Treasury Note 4.50% 2003                                                         Euros 29,865         29,821
French Government O.A.T. Eurobond:
 0% 2019                                                                                       45,000        17,950
 5.50% 2029                                                                                    10,000        10,154
Canadian Government:
 9.00% 2004                                                                                 C$10,000          7,335
 4.25% 2026 (11)                                                                               63,693        47,503
Polish Government:
 8.50% 2005                                                                                PLZ25,600          6,384
 Series 0605, 8.50% 2005                                                                       22,525         5,632
 8.50% 2006                                                                                    68,000        17,069
 8.50% 2006                                                                                    11,000         2,774
 6.00% 2010                                                                                    61,500        13,956
Hellenic Republic:
 8.90% 2004                                                                             Euros 14,380         15,374
 8.60% 2008                                                                                    22,010        25,852
 7.50% 2013                                                                                     1,820         2,117
Hungarian Government:
 8.50% 2006                                                                             HUF4,500,000         18,023
 6.25% 2007                                                                                 1,250,000         4,608
 6.75% 2013                                                                                 4,750,000        17,719
Spanish Government 6.00% 2008                                                           Euros 36,061         37,869
Kingdom of Denmark 6.00% 2009                                                             DKr190,000         26,749
Norwegian Government:
 6.75% 2007                                                                                NOK75,000          9,994
 5.50% 2009                                                                                   124,500        15,588
Italian Government BTPS Eurobond 6.00% 2007                                             Euros 16,204         17,030
United Mexican States Government Eurobonds, Global:
 11.375% 2016                                                                                  $6,658         8,223
 8.30% 2031                                                                                     8,220         8,015
New South Wales Treasury Corp. 8.00% 2008                                                   A$26,000         15,977
United Kingdom:
 6.50% 2003                                                                             Pounds 5,700          8,935
 6.00% 2028                                                                                     3,850         6,929
Swedish Government 3.50% 2006                                                             SKr110,000         11,341
Panama (Republic of):
 Interest Reduction Bond 4.75% 2014 (1)                                                        $8,324         7,013
 10.75% 2020                                                                                      210           211
 8.875% 2027                                                                                      250           221
 9.375% 2029                                                                                      675           677
Russian Federation: (1)
 5.00% 2030 (2)                                                                                   145           101
 5.00% 2030                                                                                    10,640         7,415
Banque Centrale de Tunisie 7.375% 2012                                                          5,250         5,079
Bulgaria (Republic of): (1)
 Past Due Interest, 2.813% 2011                                                                 1,960         1,730
 Front Loaded Interest Reduction Bond, 2.813% 2012                                              2,470         2,257
Chile (Republic of) 7.125% 2012                                                                 3,000         3,038
Brazil (Federal Republic of):
 Eligible Interest Bond 3.063% 2006 (1)                                                           835           670
 Bearer 8.00% 2014 (6)                                                                          1,060           673
 8.875% 2024                                                                                    1,375           670
 12.25% 2030                                                                                      425           260
 11.00% 2040                                                                                      610           343
Dominican Republic 9.50% 2006 (2)                                                               2,135         2,258
Ukraine Government 11.00% 2007 (2)                                                              1,780         1,811
Argentina (Republic of): (12)
 Series E, 0% 2003                                                                              1,000           505
 7.00%/15.50% 2008 (3)                                                                          4,095           768
 11.75% 2009                                                                                       60            12
 11.375% 2017                                                                                      65            12
 12.25% 2018 (6)                                                                                1,048           170
 12.00% 2031 (6)                                                                                1,829           320
New Zealand Government 4.50% 2016 (11)                                                      NZ$3,365          1,601
Jamaican Government 10.625% 2017                                                               $1,250         1,341
Guatemala (Republic of) 10.25% 2011 (2)                                                         1,000         1,143
Philippines (Republic of):
 9.875% 2019                                                                                      500           498
 10.625% 2025                                                                                     470           487
Venezuela (Republic of):
 Eurobond 2.875% 2007 (1)                                                                         524           392
 9.25% 2027                                                                                       915           588
Turkey (Republic of):
 12.375% 2009                                                                                     500           466
 11.875% 2030                                                                                     500           428
South Africa (Republic of) 13.50% 2015                                                      ZAR7,000            758
Peru (Republic of):
 9.125% 2012                                                                                     $432           392
 Past Due Interest Eurobond 4.50% 2017 (1)                                                        431           311
                                                                                                            816,329

DEVELOPMENT AUTHORITIES  -  0.09%
International Bank for Reconstruction &                                                        40,000         6,393
 Development, Series MTN, 0% 2031
Corporacion Andina de Fomento 6.875% 2012 (2)                                                   5,895         5,965
                                                                                                             12,358

TAXABLE MUNICIPAL OBLIGATIONS -  0.13%
California Maritime Infrastructure Authority,                                                   8,667         9,005
 Taxable Lease Revenue Bonds (San Diego Unified
 Port District-South Bay Plant Acquisition),
 Series 1999, 6.63% 2009 (2)  (10)
Chugach Electric Association, Inc., 2001                                                        7,500         7,810
 Series A, MBIA Insured, 6.55% 2011
                                                                                                             16,815


EQUITY RELATED SECURITIES
STOCKS & WARRANTS  -  0.21% (5)
ZiLOG, Inc. (13)                                                                    2,555,000 shares        $12,775
ZiLOG, Inc. - MOD III Inc., unit (7)  (13)                                                      2,555         1,369
Wilshire Financial Services Group, Inc. (13)                                                1,601,967         5,527
Nextel Communications, Inc., Class A  (2)                                                   1,455,283         4,671
Clarent Hospital Corp. (13)                                                                   309,801         1,549
Price Communications Corp.                                                                     91,053         1,457
Protection One Alarm Monitoring, Inc.,                                                         54,400            23
 warrants, expire 2005 (2) (7)
NTL Inc., warrants, expire 2008 (2) (7)                                                        26,362            -
                                                                                                             27,371

MISCELLANEOUS  -  0.22%
Other equity securities in initial period of acquisition                                                     29,543

Total bonds, notes & equity securities                                                                   11,896,378
 (cost: $12,694,221,000)



                                                                                           Principal        Market
                                                                                              amount         value
Short-term securities                                                                          (000)         (000)

Corporate short-term notes  -  6.94%
Citicorp:
 1.78% due 7/2/2002                                                                           $11,348       $11,347
 1.78% due 7/9/2002                                                                            40,000        39,982
 1.78% due 8/16/2002                                                                           20,000        19,954
Corporate Asset Funding Co. Inc. 1.77% due 8/20/2002 (2)                                       30,000        29,925
Triple-A One Funding Corp.: (2)
 1.78% due 7/8/2002                                                                            16,300        16,294
 1.76% due 7/11/2002                                                                           41,500        41,477
 1.79% due 7/12/2002                                                                           16,041        16,031
 1.78% due 7/15/2002                                                                           17,660        17,647
Coca-Cola Co.:
 1.75% due 7/15/2002                                                                           25,000        24,982
 1.73% due 8/9/2002                                                                            40,600        40,522
 1.74% due 8/27/2002                                                                           24,400        24,332
Abbott Laboratories: (2)
 1.755% due 7/18/2002                                                                          20,000        19,982
 1.76% due 7/30/2002                                                                           32,400        32,352
 1.74% due 8/13/2002                                                                           32,500        32,431
Schlumberger Technology Corp.: (2)
 1.77% due 9/3/2002                                                                            35,000        34,884
1.78% due 9/9/2002                                                                             25,000        24,910
 1.79% due 9/9/2002                                                                            25,000        24,910
New Center Asset Trust:
 2.00% due 7/1/2002                                                                            47,900        47,892
 1.77% due 7/25/2002                                                                           35,000        34,957
FCAR Owner Trust:
 1.86% due 7/12/2002 (9)                                                                       50,000        49,969
 1.79% due 7/18/2002                                                                           20,000        19,982
Archer Daniels Midland Co.: (2)
 1.84% due 7/11/2002                                                                           29,500        29,483
 1.76% due 8/20/2002                                                                           20,000        19,950
Motiva Enterprises LLC 1.78% due 7/16/2002                                                     40,000        39,968
Edison Asset Securitization LLC: (2)
 1.84% due 7/18/2002                                                                           16,884        16,868
 1.79% due 9/12/2002                                                                           23,120        23,031
Gannett Co.: (2)
 1.76% due 7/16/2002                                                                           20,000        19,984
 1.75% due 7/17/2002                                                                           17,000        16,986
Emerson Electric Co.: (2)
 1.77% due 7/3/2002                                                                            20,000        19,997
 1.74% due 8/27/2002                                                                           15,000        14,958
Procter & Gamble Co. 1.75% due 7/23/2002 (2)                                                   30,000        29,967
AIG Funding Inc.:
 1.77% due 7/22/2002                                                                           10,000         9,989
 1.75% due 8/5/2002                                                                            17,000        16,970
Park Avenue Receivables Corp. 1.78% due 7/18/2002 (2)                                          25,000        24,978
Scripps (E.W.) Co.: (2)
 1.83% due 7/10/2002  (9)                                                                      15,000        14,992
 1.74% due 8/14/2002                                                                           10,000         9,978
                                                                                                            912,861

Federal agency discount notes  -  1.57%
Fannie Mae:
 1.865% due 7/3/2002                                                                            5,000         4,999
 1.80% due 7/17/2002                                                                           25,000        24,979
 1.75% due 8/28/2002                                                                           25,600        25,525
 1.73% due 9/11/2002                                                                           39,400        39,256
 1.75% due 9/20/2002                                                                           25,000        24,898
International Bank for Reconstruction and                                                      40,000        39,922
 Development 1.79% due 8/8/2002
Federal Home Loan Banks:
 1.74% due 9/6/2002                                                                            18,500        18,437
 1.735% due 9/16/2002                                                                           8,342         8,312
Freddie Mac:
 1.81% due 7/18/2002                                                                            3,500         3,497
 1.76% due 7/24/2002                                                                           16,443        16,424
                                                                                                            206,249


Total short-term securities (cost: $1,119,133,000)                                                        1,119,110


Total investment securities (cost: $13,813,354,000)                                                      13,015,488
Excess of cash and receivables over payables                                                                134,623

Net assets                                                                                              $13,150,111

(1) Coupon rates may change periodically.
(2) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Step bond; coupon rate will increase at a later date.
(4) Company not making interest payments;
    bankruptcy proceedings pending.
(5) Non-income-producing security.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Valued under procedures adopted by authority of the Board of Directors.
(8) Purchased as a unit; issue was separated but reattached for reporting purposes.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) Scheduled interest payments not made;
 reorganization pending.
(13) The fund owns 7.98%, 9.88% and 5.07% of the outstanding voting securities of ZiLOG Inc., Wilshire Financial
Services Group Inc. and Clarent Hospital Corp.,
   respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.

See Notes to Financial Statements

Bond Fund of America
Financial statements
(dollars and shares in thousands,
except per-share amounts)

Statement of assets and liabilities                                                                    unaudited
at June 30, 2002
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $13,769,561)                                           $12,994,268
  Affiliated issuers (cost: $43,793)                                                      21,220     $13,015,488
 Cash                                                                                                      4,914
 Receivables for:
  Sales of investments                                                                    44,750
  Sales of fund's shares                                                                  60,143
  Dividends and interest                                                                 203,572         308,465
                                                                                                      13,328,867
Liabilities:
 Payables for:
  Purchases of investments                                                               124,633
  Repurchases of fund's shares                                                            28,287
  Dividends on fund's shares                                                              12,191
  Open forward currency contracts                                                          1,255
  Closed forward currency contracts                                                        4,411
  Investment advisory services                                                             3,417
  Services provided by affiliates                                                          4,135
  Deferred Directors' compensation                                                           193
  Other fees and expenses                                                                    234         178,756
Net assets at June 30, 2002                                                                          $13,150,111

Net assets consist of:
 Capital paid in on shares of capital stock                                                          $14,240,498
 Distributions in excess of net investment income                                                        (14,125)
 Accumulated net realized loss                                                                          (278,970)
 Net unrealized depreciation                                                                            (797,292)
Net assets at June 30, 2002                                                                          $13,150,111

Total authorized capital stock -
2,500,000 shares, $.001 par value
                                                                                                       Net asset
                                                                                          Shares       value per
                                                                      Net assets     outstanding       share (1)

Class A                                                              $11,831,349         953,728          $12.41
Class B                                                                  713,912          57,549            12.41
Class C                                                                  404,045          32,570            12.41
Class F                                                                  140,106          11,294            12.41
Class 529-A                                                               21,788           1,756            12.41
Class 529-B                                                                7,120             574            12.41
Class 529-C                                                               12,255             988            12.41
Class 529-E                                                                  982              79            12.41
Class R-1                                                                     65               5            12.41
Class R-2                                                                     96               8            12.41
Class R-3                                                                    309              25            12.41
Class R-4                                                                     40               3            12.41
Class R-5                                                                 18,044           1,455            12.41
(1) Maximum offering price and redemption price
 per share were equal to the net asset value per
 share for all share classes, except for
Class A and Class 529-A, for which the maximum
offering prices per share were $12.89 for each.


See Notes to Financial Statements

(dollars in thousands)

Statement of operations
for the six months ended June 30, 2002
Investment income:                                                                                     unaudited
 Income:
  Interest (net of non-U.S. withholding
            tax of $73)                                                                 $459,360
  Dividends                                                                                6,322        $465,682

 Fees and expenses:
  Investment advisory services                                                            19,472
  Distribution services                                                                   19,012
  Transfer agent services                                                                  7,569
  Administrative services                                                                    448
  Reports to shareholders                                                                    437
  Registration statement and prospectus                                                      650
  Postage, stationery and supplies                                                           968
  Directors' compensation                                                                     45
  Auditing and legal                                                                          73
  Custodian                                                                                  311
  State and local taxes                                                                      144          49,129
 Net investment income                                                                                   416,553

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                            (53,465)
  Non-U.S. currency transactions                                                          (9,586)        (63,051)
 Net unrealized (depreciation) appreciation on:
  Investments                                                                           (332,556)
  Non-U.S. currency translations                                                             954        (331,602)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S. currency                                                                (394,653)
Net increase in net assets resulting
 from operations                                                                                         $21,900



See Notes to Financial Statements





Statement of changes in net assets                                                   (dollars in      thousands)

                                                                                      Six months
                                                                                           ended      Year ended
                                                                                        June 30,    December 31,
                                                                                           2002*             2001
Operations:
 Net investment income                                                                  $416,553        $768,969
 Net realized loss on investments and
  non-U.S. currency transactions                                                         (63,051)       (125,097)
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency                                                  (331,602)         66,291
 translations
  Net increase in net assets
   resulting from operations                                                              21,900         710,163

Dividends paid to shareholders from                                                     (423,224)       (739,198)
net investment income

Capital share transactions                                                             1,593,538       2,532,478

Total increase in net assets                                                           1,192,214       2,503,443

Net assets:
 Beginning of period                                                                  11,957,897       9,454,454
 End of period (including
  distributions in excess of
  net investment income: $(14,125) and $(7,454),
  respectively)                                                                      $13,150,111     $11,957,897

*Unaudited

See Notes to Financial Statements


Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

SHARE CLASS                  INITIAL          CONTINGENT DEFERRED         CONVERSION FEATURE
                             SALES CHARGE     SALES CHARGE UPON
                                              REDEMPTION

Class A and                  Up to 3.75%      None                        None
Class 529-A

Class B and                  None             Declines from 5% to         Class B and Class 529-B
Class 529-B                                   zero for redemptions        convert to Class A and Class
                                              within six years of         529-A, respectively, after
                                              purchase                    eight years

Class C                      None             1% for redemptions          Class C converts to Class F
                                              within one year of          after 10 years
                                              purchase

Class 529-C                  None             1% for redemptions          None
                                              within one year of
                                              purchase

Class 529-E                  None             None                        None

Class F and                  None             None                        None
Class 529-F*

Class R-1, Class R-2,        None             None                        None
Class R-3, Class R-4                                                      * As of June 30, 2002, there were no Class 529-F shares
outstanding.
and Class R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2002, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $13,826,010,000.

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                     (dollars in thousands)

Distributions in excess of net investment income and                 (13,483)
currency losses

Accumulated short-term losses                                        (220,215)

Accumulated long-term losses                                         (42,083)

Gross unrealized appreciation                                        356,278

Gross unrealized depreciation                                        (1,166,800)






Accumulated short-term losses above include capital loss carryforwards of $24,538,000, $42,420,000 and $141,597,000 expiring in 2007, 2008 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid was as follows (dollars in thousands):


Six months ended June 30, 2002
Share class
                                                                  Distributions
                                                                  from ordinary
                                                                         income
                                                                 Net investment
                                                                     income and       Short-term
                                                                 currency gains    capital gains
Class A                                                            $    392,830              -
Class B                                                                  17,580              -
Class C                                                                   8,700              -
Class F                                                                   3,530              -
Class 529-A(1)                                                              240              -
Class 529-B(1)                                                               69              -
Class 529-C(1)                                                              113              -
Class 529-E(1)                                                                6              -
Class R-1(2)                                                                -*               -
Class R-2(2)                                                                -*               -
Class R-3(2)                                                                  1              -
Class R-4(2)                                                                -*               -
Class R-5(2)                                                                155              -
Total                                                              $    423,224              -



                                                                  Distributions
                                                                           from            Total
                                                                      long-term    distributions
                                                                  capital gains             paid
Class A                                                                     -        $   392,830
Class B                                                                     -             17,580
Class C                                                                     -              8,700
Class F                                                                     -              3,530
Class 529-A(1)                                                              -                240
Class 529-B(1)                                                              -                 69
Class 529-C(1)                                                              -                113
Class 529-E(1)                                                              -                  6
Class R-1(2)                                                                -                -
Class R-2(2)                                                                -                -
Class R-3(2)                                                                -                  1
Class R-4(2)                                                                -                -
Class R-5(2)                                                                -                155
Total                                                                       -        $   423,224



Year ended December 31, 2001
Share class
                                                                  Distributions
                                                                  from ordinary
                                                                         income
                                                                 Net investment
                                                                     income and       Short-term
                                                                 currency gains    capital gains
Class A                                                            $    718,108              -
Class B                                                                  15,528              -
Class C(3)                                                                3,716              -
Class F(3)                                                                1,846              -
Total                                                              $    739,198              -



                                                                  Distributions
                                                                           from            Total
                                                                      long-term    distributions
                                                                  capital gains             paid
Class A                                                                     -        $   718,108
Class B                                                                     -             15,528
Class C(3)                                                                  -              3,716
Class F(3)                                                                  -              1,846
Total                                                                       -        $   739,198

* Amount less than one thousand.
(1) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
February 15, 2002.
(2) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning
May 15, 2002.
(3) Class C and Class F shares were offered beginning March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended June 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.31% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors approved expense amounts lower than plan limits.

SHARE CLASS                                    CURRENTLY APPROVED LIMITS         PLAN LIMITS

Class A                                        0.25%                             0.25%

Class 529-A                                    0.25                              0.50

Class B and Class 529-B                        1.00                              1.00

Class C, Class 529-C and Class R-1             1.00                              1.00

Class R-2                                      0.75                              1.00

Class 529-E and Class R-3                      0.50                              0.75

Class F, Class 529-F and Class R-4             0.25                              0.50


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $12,710,000 and $2,000 for Class A and Class 529-A, respectively.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended June 30, 2002, were as follows (dollars in thousands):


SHARE CLASS                        DISTRIBUTION          TRANSFER AGENT              ADMINISTRATIVE
                                   SERVICES              SERVICES                    SERVICES

Class A                            $14,386               $7,180                      Not applicable

Class B                             2,953                 389                        Not applicable

Class C                             1,498                                            $320

Class F                             133                                               105

Class 529-A                         9                                                 10

Class 529-B                         12                   Included                     4

Class 529-C                         20                   in                           6

Class 529-E                         1                    administrative               -*

Class R-1                           -*                   services                     -*

Class R-2                           -*                                                -*

Class R-3                           -*                                                -*

Class R-4                           -*                                                -*

Class R-5                           Not applicable                                    3


* Amount less than one thousand.

DEFERRED DIRECTORS'COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended June 30, 2002
Share class

                                                                        Sales (1)
                                                                           Amount       Shares
Class A                                                             $   2,021,603      158,967
Class B                                                                   291,099       22,892
Class C                                                                   251,441       19,771
Class F                                                                    97,812        7,693
Class 529-A(2)                                                             22,231        1,753
Class 529-B(2)                                                              7,252          572
Class 529-C(2)                                                             12,473          983
Class 529-E(2)                                                              1,004           79
Class R-1(3)                                                                   65            5
Class R-2(3)                                                                   97            8
Class R-3(3)                                                                  314           25
Class R-4(3)                                                                   45            3
Class R-5(3)                                                               18,502        1,461
Total net increase (decrease) in fund                               $   2,723,938      214,212


                                                                    Reinvestments
                                                                     of dividends
                                                                           Amount       Shares
Class A                                                             $     315,398       24,852
Class B                                                                    13,036        1,028
Class C                                                                     6,412          506
Class F                                                                     2,562          202
Class 529-A(2)                                                                220           17
Class 529-B(2)                                                                 64            5
Class 529-C(2)                                                                103            8
Class 529-E(2)                                                                  5            1
Class R-1(3)                                                                -*           -*
Class R-2(3)                                                                -*           -*
Class R-3(3)                                                                -*           -*
Class R-4(3)                                                                -*           -*
Class R-5(3)                                                                  137           11
Total net increase (decrease) in fund                               $     337,937       26,630


                                                                  Repurchases (1)
                                                                           Amount       Shares
Class A                                                             $  (1,364,531)    (107,314)
Class B                                                                   (40,133)      (3,159)
Class C                                                                   (30,406)      (2,395)
Class F                                                                   (32,767)      (2,576)
Class 529-A(2)                                                               (182)         (14)
Class 529-B(2)                                                                (36)          (3)
Class 529-C(2)                                                                (46)          (3)
Class 529-E(2)                                                                 (8)          (1)
Class R-1(3)                                                                   -            -
Class R-2(3)                                                                -*           -*
Class R-3(3)                                                                -*           -*
Class R-4(3)                                                                   (4)       -*
Class R-5(3)                                                                 (224)         (17)
Total net increase (decrease) in fund                               $  (1,468,337)    (115,482)

                                                                    Net increase
                                                                           Amount       Shares
Class A                                                             $     972,470       76,505
Class B                                                                   264,002       20,761
Class C                                                                   227,447       17,882
Class F                                                                    67,607        5,319
Class 529-A(2)                                                             22,269        1,756
Class 529-B(2)                                                              7,280          574
Class 529-C(2)                                                             12,530          988
Class 529-E(2)                                                              1,001           79
Class R-1(3)                                                                   65            5
Class R-2(3)                                                                   97            8
Class R-3(3)                                                                  314           25
Class R-4(3)                                                                   41            3
Class R-5(3)                                                               18,415        1,455
Total net increase (decrease) in fund                               $   1,593,538      125,360

Year ended December 31, 2001
Share class

                                                                        Sales (1)
                                                                           Amount       Shares
Class A                                                             $   3,848,566      297,309
Class B                                                                   409,659       31,665
Class C(4)                                                                218,877       16,943
Class F(4)                                                                 98,077        7,589
Total net increase (decrease) in fund                               $   4,575,179      353,506


                                                                    Reinvestments
                                                                     of dividends
                                                                           Amount       Shares
Class A                                                             $     582,309       45,082
Class B                                                                    11,772          913
Class C(4)                                                                  2,915          226
Class F(4)                                                                  1,349          105
Total net increase (decrease) in fund                               $     598,345       46,326



                                                                  Repurchases (1)
                                                                           Amount       Shares
Class A                                                             $  (2,551,817)    (197,331)
Class B                                                                   (35,003)      (2,710)
Class C(4)                                                                (32,026)      (2,481)
Class F(4)                                                                (22,200)      (1,719)
Total net increase (decrease) in fund                               $  (2,641,046)    (204,241)


                                                                     Net increase
                                                                           Amount       Shares
Class A                                                             $   1,879,058      145,060
Class B                                                                   386,428       29,868
Class C(4)                                                                189,766       14,688
Class F(4)                                                                 77,226        5,975
Total net increase (decrease) in fund                               $   2,532,478      195,591

* Amount less than one thousand.
(1) Includes exchanges between share
classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning
May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.


6. FORWARD CURRENCY CONTRACTS

As of June 30, 2002, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S. currency contracts
                                                                U.S. valuations
                                                                     valuations
                                     Contract                       at June 30,
                                       amount                              2002
                                      -------     -------               -------         -------
                                                                                     Unrealized
                                     Non-U.S.        U.S.                Amount    depreciation
                                        (000)       (000)                 (000)           (000)
-------------------------             -------     -------     -----------------         -------
Euros                                   Euro
expiring 7/15 to 9/19/2002            19,449     $17,943               $19,198         $(1,255)


7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2002, the total value of restricted securities was $2,833,106,000 which represents 21.54% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,118,704,000 and $2,841,790,000, respectively, during the six months ended June 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2002, the custodian fee of $311,000 includes $72,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights




                                                                  Net asset
                                                                      value,
                                                                   beginning
                                                                   of period
Class A:
 Six months ended 6/30/2002 (2)                                  $     12.79
 Year ended 12/31/2001                                                  12.79
 Year ended 12/31/2000                                                  12.98
 Year ended 12/31/1999                                                  13.61
 Year ended 12/31/1998                                                  14.00
 Year ended 12/31/1997                                                  13.75
Class B:
 Six months ended 6/30/2002 (2)                                         12.79
 Year ended 12/31/2001                                                  12.79
 Period from 3/15/2000 to 12/31/2000                                    12.92
Class C:
 Six months ended 6/30/2002 (2)                                         12.79
 Period from 3/15/2001 to 12/31/2001                                    13.05
Class F:
 Six months ended 6/30/2002 (2)                                         12.79
 Period from 3/15/2001 to 12/31/2001                                    13.05
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                 12.76
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                 12.76
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                 12.73
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                  12.70
Class R-1:
 Period from 6/11/2002 to 6/30/2002 (2)                                 12.65
Class R-2:
 Period from 5/31/2002 to 6/30/2002 (2)                                 12.72
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                  12.73
Class R-4:
 Period from 5/20/2002 to 6/30/2002 (2)                                 12.67
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                 12.66

                                                                 Income from
                                                                  investment
                                                                  operations
                                                                                     Net(losses)
                                                                                        gains on
                                                                                      securities
                                                                        Net       (both realized      Total from
                                                                  investment                 and       investment
                                                                  income (3)     unrealized) (3)       operations
Class A:
 Six months ended 6/30/2002 (2)                                         $.42               $(.37)     $      0.05
 Year ended 12/31/2001                                                   .93                (.03)             .90
 Year ended 12/31/2000                                                   .94                (.17)             .77
 Year ended 12/31/1999                                                   .93                (.63)             .30
 Year ended 12/31/1998                                                   .94                (.24)             .70
 Year ended 12/31/1997                                                   .98                 .25             1.23
Class B:
 Six months ended 6/30/2002 (2)                                          .37                (.37)             .00
 Year ended 12/31/2001                                                   .83                (.03)             .80
 Period from 3/15/2000 to 12/31/2000                                     .62                (.08)             .54
Class C:
 Six months ended 6/30/2002 (2)                                          .37                (.37)             .00
 Period from 3/15/2001 to 12/31/2001                                     .63                (.27)             .36
Class F:
 Six months ended 6/30/2002 (2)                                          .42                (.37)             .05
 Period from 3/15/2001 to 12/31/2001                                     .70                (.27)             .43
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                  .31                (.35)            (.04)
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                  .27                (.35)            (.08)
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                  .27                (.32)            (.05)
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                   .26                (.30)            (.04)
Class R-1:
 Period from 6/11/2002 to 6/30/2002 (2)                                  .04                (.24)            (.20)
Class R-2:
 Period from 5/31/2002 to 6/30/2002 (2)                                  .05                (.30)            (.25)
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                   .06                (.32)            (.26)
Class R-4:
 Period from 5/20/2002 to 6/30/2002 (2)                                  .09                (.27)            (.18)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                  .11                (.25)            (.14)

                                                                   Dividends
                                                                         and
                                                               distributions

                                                                   Dividends
                                                                   (from net       Distributions
                                                                  investment       (from capital            Total
                                                                     income)              gains)    distributions
Class A:
 Six months ended 6/30/2002 (2)                                        $(.43)                $ -            $(.43)
 Year ended 12/31/2001                                                  (.90)                  -             (.90)
 Year ended 12/31/2000                                                  (.96)                  -             (.96)
 Year ended 12/31/1999                                                  (.93)                  -             (.93)
 Year ended 12/31/1998                                                  (.95)               (.14)           (1.09)
 Year ended 12/31/1997                                                  (.98)                  -             (.98)
Class B:
 Six months ended 6/30/2002 (2)                                         (.38)                  -             (.38)
 Year ended 12/31/2001                                                  (.80)                  -             (.80)
 Period from 3/15/2000 to 12/31/2000                                    (.67)                  -             (.67)
Class C:
 Six months ended 6/30/2002 (2)                                         (.38)                  -             (.38)
 Period from 3/15/2001 to 12/31/2001                                    (.62)                  -             (.62)
Class F:
 Six months ended 6/30/2002 (2)                                         (.43)                  -             (.43)
 Period from 3/15/2001 to 12/31/2001                                    (.69)                  -             (.69)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                 (.31)                  -             (.31)
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                 (.27)                  -             (.27)
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                 (.27)                  -             (.27)
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                  (.25)                  -             (.25)
Class R-1:
 Period from 6/11/2002 to 6/30/2002 (2)                                 (.04)                  -             (.04)
Class R-2:
 Period from 5/31/2002 to 6/30/2002 (2)                                 (.06)                  -             (.06)
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                  (.06)                  -             (.06)
Class R-4:
 Period from 5/20/2002 to 6/30/2002 (2)                                 (.08)                  -             (.08)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                 (.11)                  -             (.11)




                                                                  Net asset                           Net assets,
                                                                  value, end              Total     end of period
                                                                   of period           return(4)    (in millions)
Class A:
 Six months ended 6/30/2002 (2)                                  $     12.41                 .38%         $11,832
 Year ended 12/31/2001                                                 12.79                7.15            11,223
 Year ended 12/31/2000                                                 12.79                6.19             9,366
 Year ended 12/31/1999                                                 12.98                2.29             9,477
 Year ended 12/31/1998                                                 13.61                5.17             9,541
 Year ended 12/31/1997                                                 14.00                9.24             8,176
Class B:
 Six months ended 6/30/2002 (2)                                        12.41                (.02)              714
 Year ended 12/31/2001                                                 12.79                6.37               471
 Period from 3/15/2000 to 12/31/2000                                   12.79                4.33                88
Class C:
 Six months ended 6/30/2002 (2)                                        12.41                (.06)              404
 Period from 3/15/2001 to 12/31/2001                                   12.79                2.83               188
Class F:
 Six months ended 6/30/2002 (2)                                        12.41                 .34               140
 Period from 3/15/2001 to 12/31/2001                                   12.79                3.35                76
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                12.41                (.34)               22
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                12.41                (.63)                7
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                12.41                (.46)               12
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                 12.41                (.33)                1
Class R-1:
 Period from 6/11/2002 to 6/30/2002 (2)                                12.41               (1.60)           - (5)
Class R-2:                                                                                                      -
 Period from 5/31/2002 to 6/30/2002 (2)                                12.41               (1.97)           - (5)
Class R-3:                                                                                                  - (5)
 Period from 6/4/2002 to 6/30/2002 (2)                                 12.41               (2.08)               -
Class R-4:                                                                                                      -
 Period from 5/20/2002 to 6/30/2002 (2)                                12.41               (1.40)           - (5)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                12.41               (1.14)               18

                                                                   Ratio of            Ratio of
                                                                    expenses          net income
                                                                  to average          to average
                                                                  net assets          net assets
Class A:
 Six months ended 6/30/2002 (2)                                     .73% (6)           6.71% (6)
 Year ended 12/31/2001                                                   .71                7.17
 Year ended 12/31/2000                                                   .72                7.35
 Year ended 12/31/1999                                                   .69                6.96
 Year ended 12/31/1998                                                   .66                6.94
 Year ended 12/31/1997                                                   .68                6.95
Class B:
 Six months ended 6/30/2002 (2)                                     1,48 (6)            5.92 (6)
 Year ended 12/31/2001                                                  1.45                6.30
 Period from 3/15/2000 to 12/31/2000                                1.42 (6)            6.65 (6)
Class C:
 Six months ended 6/30/2002 (2)                                     1.56 (6)            5.79 (6)
 Period from 3/15/2001 to 12/31/2001                                1.57 (6)            6.25 (6)
Class F:
 Six months ended 6/30/2002 (2)                                          .79            6.58 (6)
 Period from 3/15/2001 to 12/31/2001                                     .79            7.03 (6)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                  .32                2.47
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                  .61                2.17
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                  .59                2.12
Class 529-E:
 Period from 3/7/2002 to 6/30/2002 (2)                                   .35                2.05
Class R-1:
 Period from 6/11/2002 to 6/30/2002 (2)                                  .08                 .33
Class R-2:
 Period from 5/31/2002 to 6/30/2002 (2)                                  .12                 .56
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                   .08                 .50
Class R-4:
 Period from 5/20/2002 to 6/30/2002 (2)                                  .08                 .74
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                  .06                 .89


                                                                  Six months
Supplemental data - all classes                                        ended
                                                                    June 30,
                                                                    2002 (2)

Portfolio turnover rate                                                   25%


             Year ended December 31                                     2001                2000             1999

                                                                          64%                 62%              47%




(1) Based on operations for the period shown
 (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.

OTHER SHARE CLASS RESULTS UNAUDITED

CLASS B, CLASS C, CLASS F, CLASS 529 AND CLASS R
Returns for periods ended June 30, 2002:

                                             One year       Life of class

CLASS B SHARES
Reflecting applicable contingent
deferred sales charge (CDSC),
maximum of 5%, payable only
if shares are sold within
six years of purchase                        -2.35%         +3.04%/1/
Not reflecting CDSC                          +2.47%         +4.63%/1/
CLASS C SHARES
Reflecting CDSC, maximum of 1%,
payable only if shares are sold
within one year of purchase                  +1.40%         +2.13%/2/
Not reflecting CDSC                          +2.37%         +2.13%/2/
CLASS F SHARES
Not reflecting annual asset-based fee
charged by sponsoring firm                   +3.16%         +2.85%/2/

CLASS 529 AND CLASS R SHARES

Results for Class 529 and Class R shares are not shown because of the brief time between their introductions on February 15, 2002, and May 15, 2002, and the end of the period.

/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.


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The right choice for the long term(sm)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.75% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.06% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. BFA-013-0802
Litho in USA BG/L/5473
Printed on recycled paper